U.S. SECURITIES AND
                               EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                         Pre-Effective Amendment No.[   ]

                       Post-Effective Amendment No. [ 6 ]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                               Amendment No. [ 7 ]


                        (Check appropriate box or boxes)

                               UC INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                               1005 Glenway Avenue
                             Bristol, Virginia 24203
                    (Address of Principle Executive Offices)

       Registrant's Telephone Number, including Area Code: (540) 645-1406

                                 Lois A. Clarke
                         United Management Company, LLC
                               1005 Glenway Avenue
                             Bristol, Virginia 24203
                     (Name and Address of Agent for Service)

                                   Copies to:
                                 John F. Splain
                           Ultimus Fund Solutions, LLC
                         135 Merchant Street, Suite 230
                             Cincinnati, Ohio 45246

It is proposed that this filing will become effective (check appropriate box):


/  /  immediately upon filing pursuant to paragraph (b)
/ X / on October 1, 2003 pursuant to paragraph (b)
/  /  60 days after filing pursuant to paragraph (a)(1)
/  /  on (date) pursuant to paragraph (a)(1)
/  /  75 days after filing pursuant to paragraph (a)(2)
/  /  on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                                                                      PROSPECTUS
                                                                 October 1, 2003

                              UC INVESTMENT TRUST
                                 P.O. Box 1280
                              1005 Glenway Avenue
                          Bristol, Virginia 24203-1280
                                 1-877-UC FUNDS
                                (1-877-823-8637)


                               [GRAPHIC OMITTED]

                               UC INVESTMENT FUND

================================================================================
The UC Investment Fund (the "Fund"), a separate series of UC Investment Trust, seeks long-term total return, from a combination of capital growth and growth of income, by investing primarily in common stocks.

The Fund has retained United Management Company, LLC (the "Adviser") to manage the Fund's investments.

This Prospectus has the information about the Fund that you should know before investing. You should read the Prospectus carefully and keep it for future reference.

TABLE OF CONTENTS
================================================================================
Risk/Return Summary .......................................................    2
Expense Information .......................................................    4

Additional Investment Information .........................................    5

How to Purchase Shares ....................................................    7
How to Redeem Shares ......................................................    9
Dividends and Distributions ...............................................   11
Taxes .....................................................................   11
Operation of the Fund .....................................................   12
Distribution Plan .........................................................   12
Calculation of Share Price ................................................   13
Financial Highlights ......................................................   14
Privacy Policy Disclosure .................................................   15

RISK/RETURN SUMMARY
================================================================================
WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The investment objective of the Fund is to seek long-term total return, from a combination of capital growth and growth of income, by investing primarily in common stocks.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
The Fund makes long-term investments that emphasize growth opportunities in industry groups and specific stocks. The Adviser first uses a top-down approach to identify specific industry groups. Once the industry groups are selected, the Adviser employs bottom-up analysis in selecting specific companies within the industry groups. The Adviser focuses on companies that demonstrate above average turnaround prospects, promising new products, processes or services and strong franchises, producing dominant market share and pricing power.

Common stocks and securities convertible into common stocks are purchased for the Fund's portfolio if, in the Adviser's opinion, their prices are undervalued or attractively valued.

The Fund will typically invest in larger capitalization companies but reserves the right to invest in companies of any size.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid increase or decrease in a stock's value or liquidity, and fluctuations in value due to a company's earnings, economic conditions and other factors beyond the control of the Adviser. As a result, there is a risk that you could lose money by investing in the Fund.

The Fund's method of security selection may not be successful and the Fund may underperform the stock market as a whole.

Investments in smaller and mid-sized companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances, the securities of smaller and mid-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-sized companies may be subject to wider price fluctuations.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other agency.

PERFORMANCE SUMMARY
The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund's performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund's average annual total returns compare to those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


[GRAPHIC OMITTED]

                     1999        2000       2001      2002
                     ----        ----       ----      ----
                     20.69%     -6.67%     -8.95%    -34.49%


During the period shown in the bar chart, the highest return for a quarter was 19.22% during the quarter ended December 31, 1999 and the lowest return for a quarter was -19.84% during the quarter ended September 30, 2002.

The Fund's year-to-date return through June 30, 2003 is 8.32%.


The impact of taxes are not reflected in the bar chart; if reflected, returns would be less than those shown.


AVERAGE  ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER  31,  2002


The table below shows how the Fund's average annual total returns compare with those of the Standard & Poor's 500 Index. The table also presents the impact of taxes on the Fund's returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                 One       Since Inception
                                                 Year      (June 29, 1998)
                                                ------     ---------------
UC INVESTMENT FUND

 Return Before Taxes                            -31.49%         -6.40%
 Return After Taxes on Distributions            -31.83%         -6.82%
 Return After Taxes on Distributions
   and Sale of Fund Shares                      -19.34%         -4.96%

STANDARD & POOR'S 500 INDEX* (reflects no
   deduction for fees, expenses, or taxes)      -22.10%         -4.17%


* The Standard & Poor's 500 Index is an unmanaged index of common stock prices of 500 widely held U.S. stocks.

EXPENSE  INFORMATION
================================================================================
This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES  (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases ..........................  None
Sales Charge (Load) Imposed on Reinvested Dividends ...............  None
Redemption Fees ...................................................  None*

* The Fund's custodian charges a wire transfer fee in the case of redemptions made by wire. Such fee is subject to change and is currently $15. See "How to Redeem Shares."

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fees ...................................................  1.00%

Distribution (12b-1) Fees .........................................   .05%(1)
Other Expenses ....................................................   .70%
                                                                     ------
Total Annual Fund Operating Expenses ..............................  1.75%(2)
                                                                     ------


(1) The Fund has adopted a plan of distribution under which the Fund may incur expenses related to the distribution of its shares. The annual limitation for payment of such expenses under the plan is .25% of the Fund's average daily net assets. However, the Fund incurred distribution expenses of .05% of its average daily net assets during its most recent fiscal year.

(2) The Adviser currently intends to waive fees in order to maintain Total Annual Fund Operating Expenses at 1.50%. However, this arrangement may be terminated at any time at the option of the Adviser.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                1 Year       $ 178
                                3 Years        551
                                5 Years        949
                                10 Years     2,062

ADDITIONAL INVESTMENT INFORMATION
================================================================================

INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek long-term total return, from a combination of capital growth and growth of income, by investing primarily in common stocks. The Fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. The Board of Trustees may change the Fund's investment objective without shareholder approval, but only after shareholders have been notified and after this Prospectus has been revised accordingly. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

INVESTMENT STRATEGIES
The Fund pursues its investment objective by following long-term investment policies that emphasize growth opportunities in industry groups and specific stocks. In pursuing the Fund's investment objective, the Adviser first employs top-down analysis to select specific industry groups demonstrating growth potential. Then a bottom-up approach is used to select particular companies within the industry groups. In other words, the Adviser looks for companies with earnings growth potential one at a time.

The Adviser's company selection process combines traditional analysis with a quantitative approach where a multi-factor rating system of fundamental criteria is evaluated. The multi-factor rating system evaluates companies based on the following criteria but is not limited to only those companies that demonstrate:

     o    Above average turnaround prospects
     o    Promising new products, processes or services
     o    A strong franchise, producing dominant market share and pricing power

The Adviser uses the same approach for weighting industry groups within broad sectors of the economy. The Adviser will purchase stocks for the Fund's portfolio if, in the Adviser's opinion, their prices are undervalued or attractively valued.

Under normal circumstances, at least 65% of the Fund's total assets will be invested in common stocks. The Fund, in seeking to achieve its investment objective, may also invest in securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants) which are rated at the time of purchase in the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or Baa) or Standard & Poor's Ratings Group ("S&P") (AAA, AA, A or BBB) or unrated securities the Adviser determines to be of comparable quality. After the Fund purchases a security, that security may cease to be rated or its rating may be reduced; the Adviser will consider such an event to be relevant in its determination of whether the Fund should continue to hold that security.

The Fund will invest primarily in United States companies, although it may invest in foreign companies through the purchase of American Depository Receipts (certificates of ownership issued by a United States bank or trust company as a convenience to investors in lieu of the underlying shares, which such bank or trust company holds in custody) or other securities of foreign issuers that are publicly traded in the United States.

The Fund may, from time to time, invest a portion of its assets in small, unseasoned companies. A small capitalization company has a market capitalization of $1 billion or less at the time of the Fund's investment. In the Adviser's opinion, the small capitalization market may offer more opportunity for above-average growth and entrepreneurial impact. Also, small capitalization companies are often acquisition targets for larger companies.

If the Adviser believes that market indicators point to lower interest rates, the Fund may, in seeking to achieve its investment objective, invest up to 35% of its total assets in U.S. Government obligations or other fixed-income securities of any maturity. When investing in fixed income securities, the Adviser will select primarily "investment grade" securities rated at least Baa by Moody's or BBB by S&P or unrated securities the Adviser determines to be of comparable quality. Fixed income securities are acquired primarily for their income return and secondarily for capital appreciation.

The Fund may write covered call options. Call options written by the Fund will give the holder the right to buy the underlying securities from the Fund at a stated exercise price. These options are "covered" by the Fund because it will own the underlying securities as long as the option is outstanding. The Fund will receive a premium from writing a call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The Adviser expects that the Fund's use of covered calls will be very limited in scope.

When the Adviser believes substantial price risks exist for common stocks and securities convertible into common stocks because of uncertainties in the investment outlook or, when in the Adviser's judgment, it is otherwise warranted in selling securities to manage the Fund's portfolio, the Fund may temporarily hold, for defensive purposes, all or a portion of its assets in short-term obligations such as bank debt instruments (certificates of deposit, bankers' acceptances and time deposits), commercial paper, shares of money market investment companies, U.S. Government or agency obligations having a maturity of less than one year, or repurchase agreements. If the Fund takes a temporary
defensive  position,  it  may  not  achieve  its  investment   objective.

RISK CONSIDERATIONS
Investments in common stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of the Fund will fluctuate.

Preferred stocks and bonds rated Baa or BBB have speculative characteristics such that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest, or to pay the preferred stock obligations, than is the case with higher grade securities.

Investments in fixed-income securities are subject to inherent market risks and fluctuations in value due to changes in earnings, economic conditions, quality ratings and other factors beyond the control of the Adviser. Fixed-income securities are also subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise.

The Fund's investments in foreign companies may involve greater risk than investing in U.S. companies. Foreign securities may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

While smaller companies generally have potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances, the securities of smaller companies are traded only over-the-counter on a regional exchange and the frequency and volume of their trading is substantially less than is typical of larger companies. The securities of smaller companies may, therefore, be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time.

By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.

PORTFOLIO  TURNOVER
The Fund does not intend to use short-term trading as a primary means of achieving its investment objective. However, the Fund's rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Adviser deems portfolio changes necessary or appropriate. Although the annual portfolio turnover rate of the Fund cannot be accurately predicted, it is not typically expected to exceed 100%, but may be either higher or lower. A 100% turnover rate would occur, for example, if all the long-term securities of the Fund were replaced once in a one-year period. High turnover (100% or more) involves correspondingly greater commission expenses and transaction costs which may lower the Fund's performance. High turnover may also result in the Fund recognizing greater amounts of capital gains, which could increase the amount of taxable distributions to Fund shareholders.

HOW TO PURCHASE SHARES
================================================================================
Your initial investment in the Fund ordinarily must be at least $2,500 ($1,000 for tax-deferred retirement plans). The Fund will accept accounts with less than the stated minimum from employees of The United Company and its affiliates and may, in the Adviser's sole discretion, accept certain accounts with less than the stated minimum initial investment. Shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Fund. Purchase orders received by the Fund's transfer agent, Ultimus Fund Solutions, LLC (the "Transfer Agent") by 4:00 p.m., Eastern time, on any business day are confirmed at that day's net asset value. Purchase orders received by the Transfer Agent after 4:00 p.m., Eastern time, are confirmed at the net asset value next determined on the following business day.

OPENING A NEW ACCOUNT. You may open an account and make an initial investment in the Fund by sending a check and a completed account application form to Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Checks should be made payable to the "UC Investment Fund." Third party checks will not be accepted. An account application is included in this Prospectus.

Shares of the Fund may be purchased through certain brokerage firms or financial institutions. These organizations are authorized to accept purchase orders on behalf of the Fund. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or the Transfer Agent. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Provided the Trust has received a completed account application form, you may also purchase shares of the Fund by bank wire. Please telephone the Transfer Agent (Nationwide call toll-free 1-877-UC FUNDS) before wiring funds. You should be prepared to give the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, and the name of the bank which will wire the money. Please have your bank use the following wiring instructions to purchase by wire:

         Fifth Third Bank
         ABA #042000314
         For UC Investment Fund #992-16652
         For [shareholder name and account number or tax identification number]

Your investment will be made at the next determined net asset value after your wire is received together with the account information indicated above. If the Transfer Agent does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends. To make your initial wire purchase, you must mail or fax a completed account application to the Transfer Agent. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge for this service upon 30 days' prior notice to shareholders.

ADDING TO YOUR ACCOUNT. You may purchase and add shares to your account by mail, by bank wire, or through your brokerage firm or other financial institution. Checks should be sent to Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Checks should be made payable to the "UC Investment Fund." Bank wires should be sent as instructed above. Each additional purchase request must contain the account name and number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Fund reserves the right to impose such requirement.

AUTOMATIC INVESTMENT AND DIRECT DEPOSIT PLANS. You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $100 under the plan. The Fund pays the costs of your transfers, but reserves the right, upon 30 days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

Your employer may offer a direct deposit plan which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of the Fund. Social security recipients may have all or a portion of their social security check transferred automatically to purchase shares of the Fund.

ADDITIONAL INFORMATION. The Fund mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Fund and the Adviser reserve the rights to limit the amount of investments and to refuse to sell to any person.

The Fund's account application contains provisions in favor of the Fund, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or the Transfer Agent in the transaction.

HOW TO REDEEM SHARES
================================================================================
You may redeem shares of the Fund each day that the Fund is open for business. You will receive the net asset value per share next determined after receipt by the Transfer Agent (or other agents of the Fund) of your redemption request in the form described below. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire transfer.

BY TELEPHONE. You may redeem shares having a value of $25,000 or less by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call the Transfer Agent (Nationwide call toll-free 1-877-UC FUNDS). The redemption proceeds will normally be sent by mail or wire within three business days after receipt of your telephone instructions. Individual retirement accounts are not redeemable by telephone.

Unless you have specifically notified the Transfer Agent not to honor redemption requests by telephone, the telephone redemption privilege is automatically available to your account. You may change the bank or brokerage account which you have designated under this procedure at any time by writing to the Transfer Agent with your signature guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations). Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.

The Transfer Agent reserves the right to suspend the telephone redemption privilege with respect to any account if the name(s) or the address on the account has been changed within the previous 30 days.

Neither the Fund, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. The affected shareholders will bear the risk of any such loss. The Fund or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or the Transfer Agent do not employ such procedures, they may liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.


BY MAIL. You may redeem shares of the Fund on each day that the Fund is open for business by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Fund's account records. If the shares to be redeemed over any 30-day period have a value of more than $25,000, your signature must be guaranteed by an eligible guarantor institution, including banks, brokers and dealers, credit unions, national security exchanges, registered securities associations, clearing agencies and savings associations. If the name(s) or the address on your account has changed within the previous 30 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed.

THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the Fund's net asset value next determined after your order is received by such organization in proper form before 4:00 p.m., Eastern time, or such earlier time as may be required by such organization. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

AUTOMATIC WITHDRAWAL PLAN. If the shares in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days' written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-877-UC FUNDS for additional information.

ADDITIONAL REDEMPTION INFORMATION. Redemption requests may direct that the proceeds be wired directly to your existing account with any brokerage firm or financial institution in the United States as designated on your application. If your instructions request a redemption by wire, the Fund's Custodian will charge you a $15 processing fee. The Fund reserves the right, upon 30 days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

At the discretion of the Fund or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

The Fund reserves the right to require you to close your account if at any time the value of your shares is less than $2,500, or $1,000 for tax-deferred retirement plans (based on actual amounts invested, unaffected by market fluctuations), or such other minimum amount as the Fund may determine from time to time. After notification to you of the Fund's intention to close your account, you will be given 60 days to increase the value of your account to the minimum amount.

The Fund reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission. The Fund reserves the right to make payment for shares redeemed in liquid portfolio securities of the Fund taken at current value.

DIVIDENDS AND DISTRIBUTIONS
================================================================================
The Fund expects to distribute substantially all of its net investment income and net realized capital gains, if any, on an annual basis. Distributions are paid according to one of the following options:

Share Option  -- income distributions and capital gains distributions reinvested in additional shares.

Income Option -- income  distributions paid in cash; capital gains distributions reinvested in additional shares.

Cash Option   -- income distributions and capital  gains  distributions  paid in cash.

You should indicate your choice of option on the application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

TAXES
================================================================================
The Fund has qualified in all prior years and intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code by annually distributing substantially all of its net investment income and net realized capital gains to its shareholders and by satisfying certain other requirements related to the sources of its income and the diversification of its assets. By so qualifying, the Fund will not be subject to federal income tax on that part of its net investment income and net realized capital gains which it distributes to shareholders.

Dividends and distributions paid to shareholders are generally subject to federal income tax and may be subject to state and local income tax. Distributions of net investment income and net realized short-term capital gains, if any, are taxable as ordinary income. Dividends distributed by the Fund from net investment income may be eligible, in whole or in part, for the dividends received deduction available to corporations.

Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) by the Fund are taxable to you as capital gains, without regard to the length of time you have held your Fund shares. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its assets. Due to the investment strategies used by the Fund, distributions are generally expected to consist of net capital gains; however, the nature of the Fund's distributions could vary in any given year. Redemptions of shares of the Fund are taxable events on which you may realize a gain or loss.

The Fund will mail a statement to you annually indicating the amount and federal income tax status of all distributions made during the year. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions. You should consult your tax advisor about the tax effect of distributions and redemptions from the Fund.

OPERATION OF THE FUND
================================================================================
The Fund is a diversified series of UC Investment Trust (the "Trust"), an open-end management investment company organized as an Ohio business trust. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

The Trust retains United Management Company, LLC (the "Adviser"), 1005 Glenway Avenue, Bristol, Virginia 24203, to manage the Fund's investments. The Fund pays the Adviser a fee for its services equal to the annual rate of 1% of the average value of its daily net assets.

The Adviser is a registered investment adviser and is an affiliate of The United Company, a Virginia-based conglomerate active in the oil and gas, real estate, financial services and golf industry. The Adviser has managed both discretionary accounts on behalf of individual clients as well as the financial assets of The United Company since 1986.

Lois A. Clarke and Ronald E. Oliver are primarily responsible for managing the Fund's portfolio. Ms. Clarke has served as President and Managing Director of the Adviser or its predecessor since 1986. She is also Executive Vice President, Treasurer and Chief Investment Officer of The United Company. Mr. Oliver has served as Executive Vice President of the Adviser or its predecessor since 1986.

DISTRIBUTION PLAN
================================================================================
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted a plan of distribution (the "Plan"), under which the Fund may incur certain expenses related to the distribution of its shares, including:

o payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares;

o expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent;

o    expenses  of  formulating  and   implementing   marketing  and  promotional
     activities, including direct mail promotions and mass media advertising;

o expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund;

o expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Fund may, from time to time, deem advisable; and

o    any other expenses related to the distribution of the Fund's shares.

The annual limitation for payment of expenses pursuant to the Plan is .25% of the Fund's average daily net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost long-term shareholders more than paying other types of sales charges. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.

CALCULATION OF SHARE PRICE
================================================================================
On each day that the Fund is open for business, the share price (net asset value) of the Fund's shares is determined as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Fund is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of net asset value after the order is placed.

The Fund's portfolio securities are valued as follows: (1) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (3) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (4) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

FINANCIAL HIGHLIGHTS
================================================================================

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


SELETED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===================================================================================================================================

                                                              YEAR           YEAR           YEAR             YEAR         PERIOD
                                                             ENDED           ENDED          ENDED           ENDED          ENDED
                                                             MAY 31,         MAY 31,        MAY 31,         MAY 31,        MAY 31,
                                                              2003            2002           2001            2000          1999(a)
                                                            --------        --------       --------        --------       --------
Net asset value at beginning of period .............          9.35           11.24           12.91          10.53          10.00
                                                            --------        --------       --------        --------       --------

Income (loss) from investment operations:
  Net investment income ............................          0.10            0.01            0.00           0.00           0.05
  Net realized and unrealized gains (losses) on
   investments .....................................         (2.09)          (1.90)          (0.99)          2.41           0.54
                                                            --------        --------       --------        --------       --------
Total from investment operations ...................         (1.99)          (1.89)          (0.99)          2.41           0.59
                                                            --------        --------       --------        --------       --------

Less distributions:
  Dividends from net investment income .............         (0.09)          (0.00)          (0.00)         (0.02)         (0.03)
  Distributions from net realized gains ............            --              --           (0.68)         (0.01)         (0.03)
                                                            --------        --------       --------        --------       --------
Total distributions ................................         (0.09)          (0.00)          (0.68)         (0.03)         (0.06)
                                                            --------        --------       --------        --------       --------

Net asset value at end of period ...................          7.27            9.35           11.24          12.91          10.53
                                                            ========        ========       ========        ========       ========


TOTAL RETURN .......................................        -21.22%         -16.81%          -7.63%         22.94%          5.89%(c)
                                                            ========        ========       ========        ========       ========


Net assets at end of period (000's) ................         31,130         41,591          46,622          47,198         33,268
                                                            ========        ========       ========        ========       ========


Ratio of net expenses to average net assets(b) .....          1.50%           1.50%           1.50%          1.50%          1.81%(d)

Ratio of net investment income to average net assets          1.35%           0.15%           0.01%          0.03%          0.64%(d)

Portfolio turnover rate ............................           152%             99%             85%            61%            67%(d)


(a)  Represents the period from the initial public  offering of  shares (June 29, 1998) through  May 31, 1999.

(b)  Absent  fees  waived by the  Adviser,  the ratio of expenses to average net assets would have been 1.75%,
     1.57% and 1.50% for the periods ended  May 31, 2003, May 31, 2002 and  May 31, 2001,  respectively.  For the year ended May 31, 2001, the fees waived by the Adviser were less than 0.01%.

(c)  Not annualized.
(d)  Annualized.

================================================================================
PRIVACY POLICY DISCLOSURE
================================================================================

Thank you for your decision to invest with us. Your privacy is very important to us. The following constitutes a description of our policies regarding disclosure of nonpublic personal information that you provide to us or that we collect from other sources.

CATEGORIES  OF  INFORMATION  WE  COLLECT
We collect the following nonpublic information about you:

          o Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

          o Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

CATEGORIES OF  INFORMATION WE DISCLOSE AND PARTIES TO WHOM WE DISCLOSE
We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as required or permitted by law.

SERVICE PROVIDER/TRANSFER AGENT EXCEPTION
We are permitted by law to disclose all of the information we collect, as described above, to our service provider/transfer agent to process your transactions.

CONFIDENTIALITY AND SECURITY
We restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

INTERMEDIARIES
In the event that you hold shares of the fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

This privacy policy is for UC Investment Trust and Ultimus Fund Distributors, LLC, the Trust's principal underwriter.

================================================================================



                                                      THE UC INVESTMENT FUND
                                                      MUTUAL FUND APPLICATION

                              THIS APPLICATION WILL OPEN ANY TYPE OF ACCOUNT EXCEPT AN IRA AND 403b(7).
                           PLEASE COMPLETE ALL INFORMATION EXACTLY AS YOU WISH IT TO APPEAR ON THE ACCOUNT
===================================================================================================================================

1    REGISTER YOUR ACCOUNT (Choose A, B, C, or D)

     A /  / Individual or /  / Joint Tenants_______________________________________________________________________________________

             Social Security Number ________________-________________-________________ Date of Birth_______________________________

             Joint Owner Name (if any)_____________________________________________________________________________________________
                                              (Joint Tenancy is assumed unless otherwise specified)

             Social Security Number ________________-________________-________________ Date of Birth_______________________________


     B /  / Gift to a Minor    Custodian's Name ________________________________________________________________ as custodian  for
                                                  (Please designate only one custodian and one minor per account)

       Minor's Name _______________________________________________________ Minor's Social Security Number_______-________-________

         Custodian's State of Residence ___________________________________ Minor's Date of Birth _________________________________

         Custodian's Social Security Number _______________________________ Minor's Date of Birth _________________________________


     C /  / Trust    Trustee(s)' Name _____________________________________________________________________________________________

       Name of Trust ______________________________________________________ Date of Agreement _____________________________________

     D /  / Corporation  /  / Partnership   /  / Other

       Entity Name ________________________________________________________ Social Security Number__________-__________-___________
                                                                             (If sole Proprietor)

       Taxpayer Identification Number _________________-____________________________________________________
       (If other entity)

       Corporations, trusts and partnerships  require completion of the Resolution Section on the back of this form.

===================================================================================================================================
2    YOUR ADDRESS

     Street Address_______________________________________________________________ Phone Number ___________________________________

     City ________________________________________________________________________ State __________________ Zip ___________________

===================================================================================================================================
3    YOUR INVESTMENT

     Please make checks payable to UC Investment  Fund ($2,500  minimum;  $1,000 for  tax-deferred  retirement  plans)

     / / Check enclosed $ __________________ / / Wired from Bank $ __________________ Date ____________ Wire Number________________
===================================================================================================================================
4    DIVIDEND AND CAPITAL GAINS PAYMENT OPTIONS

     (if no choice is made, dividends and capital gains will be reinvested.)

     Income Dividends /  /reinvested /  /paid in cash                  Capital Gains Distributions/  /reinvested  /  / paid in cash
===================================================================================================================================
5    TELEPHONE REDEMPTIONS

     You may redeem shares, subject to the limiations set forth in the Prospectus, from your account simply by calling Ultimus Fund Solutions.
     Please check the box below to establish the Telephone Redemption Service.

     / / I want Telephone Redemption Service.
===================================================================================================================================
6    WIRE REDEMPTIONS

   I/We authorize Ultimus Fund Solutions to honor requests believed to be authentic for wire redemptions proceeds to bank indicated.

   Bank Name _____________________________________________________ Bank Account Number ____________________________________________

   Bank Name _____________________________________________________ Bank Account Number ____________________________________________

   Name(s) in which bank account is Registered ____________________________________________________________________________________

     / / A signature  guarantee will be required if your bank  registration does not match your UC Investment Fund account registration.  Please review the rules for signature guarantees in the Prospectus.
===================================================================================================================================

                                 ANY QUESTIONS? PLEASE CALL TOLL-FREE (877) UC FUNDS

7    OTHER INFORMATION

     Employer Name _________________________________________________________ U.S. Citizen?  /  / Yes  /  / No______________________
                                                                                                           (if no, indicate country)
     Employer Address ___________________________________________________________  Are you an associated person of an NASD member?
                                                                                   /  / Yes  /  / No

     Occupation __________________________________________________________     _________________________________________________
                                                                               Mother's Maiden Name (for identification purposes)
=================================================================================================
8    THE UC INVESTMENT FUND AUTOMATIC INVESTMENT PLAN.  A VOIDED CHECK MUST BE ATTACHED.

     Bank Name ___________________________________________________ Bank Address ___________________________________________________

     Bank Transit/ABA No. ________________________________________ My Account No. _________________________________________________
                                   (nine digits)

     Select Monthly deposit (minimum $100) amount and day:

     /  / 1st of the month (or next business day)  /  / 15th of the month (or next business day)  $ _____________ Amount of Deposit

The UC Investment Fund ACH is a  convenient way to purchase shares  automatically or at  your  discretion.  The UC  Investment  Fund provides a convenient way to transfer money from  your bank  account to your UC Investment account. Please note savings accounts are not eligible for ACH. We will send  confirmation of your UC Investment Fund  ACH services;  please  wait 3 weeks after receiving the notice before using the service.

===================================================================================================================================
9    SIGNATURE                                                                      UC INVESTMENT FUND
     Please sign application, enclose your check and mail to:                       P.O. BOX 46707
                                                                                    CINCINNATI, OH  45246-0707


     (Note to Foreign Investors:  Please enclose a W-8 and a copy of your passport.)

     I/we are of legal  age  and  have  full  authority  to  purchase  shares  in   UC  Investment  Fund. I/we  have   received  and
     read  the  current  Prospectus,  agree  to  its  terms  and  understand  that  by  signing  below (a)  I/We  hereby  ratify all instructions given on this  account and agree that neither the Fund nor Ultimus Fund  Solutions,  LLC nor their affiliates will be liable for any loss, cost or expense for acting upon such  instructions (by  telephone or writing)  believed  by  it  to  be genuine and in accordance with the procedures  described  in the Prospectus,  and (b) as required by Federal Law, I/We  certify under Penalties of Perjury (1) that the Social Security or Taxpayer  Identification Number provided herein is correct, (2) that the IRS has  never  notified  me/us  that I/we are subject to backup  withholding,  and  (3) I/we are  U.S.  persons (including a U.S. resident  alien). (Note: if part (2) of  this sentence  is  not  true  in  your case, please strike out that part before signing.)  I/WE RECOGNIZE THAT  THE  IRS DOES  NOT REQUIRE  MY/OUR  CONSENT TO  ANY PROVISION  OF THIS  DOCUMENT OTHER THAN THE
     CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.


--------------------------------------------------------------------------------
IMPORTANT  INFORMATION ABOUT PROCEDURES FOR OPERNING A NEW ACCOUNT

To help the  government  fight the  funding of  terrorism  and money  laundering activities,  federal law requires all financial  institutions to obtain, verify, and record  information  that identifies each person who opens an account.  What this  means  for  you:  when  you open an  account,  we will ask for your  name, address,  date of birth,  and other  information  that will allow us to identify you.  We  may  also  ask to see  your  driver's  license  or  other  identifying documents.  Please  remember that any documents of  information we gather in the verification process will be maintained in a confidential manner.
--------------------------------------------------------------------------------


     Owner or Custodian __________________________________________________________ Date ___________________________________________

     Joint Owner (if any)_________________________________________________________ Date ___________________________________________

     Corporate    Officers   or   Trustees   (Please   complete certification.)

     Signature ___________________________________________ Title _______________________ Date _____________________________________

     Signature ___________________________________________ Title _______________________ Date _____________________________________

     COMPLETE THE  CERTIFICATION  BELOW ONLY IF YOU ARE A  CORPORATION,  PARTNERSHIP, TRUST, OR OTHER ORGANIZATION.

     I  hereby  certify:  i)  that  I am  the  duly  qualified  ________________________ of ______________________________________,
     a _______________________  duly  organized  and  existing  under  the  laws of ____________________________.

                                                                                                          CORPORATE
     OR                                                                                                      SEAL

     ii) that __________________________________________ is (are) the currently acting

     [trustees(s)] [partners(s)] of _______________________________________________________________________________________________

     That all  actions  by  shareholders,  directors,  trustees,  partners,  and  other bodies  necessary  to execute  the  Purchase
     Application  and establish an account with the UC Investment Fund have been taken, and further

     That the following officer(s) or trustee(s) are, and until further notice to the UC Investment  Fund  will be, duly  authorized and empowered to purchase,  sell, assign,  transfer and withdraw securities and funds from the account established hereby.

     Name _________________________________________________ Title ____________________ Signature __________________________________

     Name _________________________________________________ Title ____________________ Signature __________________________________


     Signature of certifying officer _________________________________________________ Date _______________________________________

===================================================================================================================================

UC INVESTMENT TRUST
P.O. Box 1280
1005 Glenway Avenue
Bristol, Virginia 24203-1280

BOARD OF TRUSTEES
Robert J. Bartel
Lois A. Clarke
James W. McGlothlin
Aldo A. Modena
Robert H. Spilman
Timothy J. Sullivan
Charles W. Sydnor, Jr., Ph.D.

INVESTMENT ADVISER
UNITED MANAGEMENT COMPANY, LLC
P.O. Box 1280 1005 Glenway Avenue
Bristol, Virginia 24203-1280

INDEPENDENT AUDITORS
PRICEWATERHOUSECOOPERS LLP
100 East Broad Street
Columbus,  Ohio 43215

LEGAL  COUNSEL
JONES DAY REAVIS & POGUE
222 East 41st  Street
New York,  New York 10017

TRANSFER  AGENT
ULTIMUS  FUND SOLUTIONS,  LLC
P.O. Box 46707
Cincinnati,  Ohio 45246-0707

SHAREHOLDER SERVICES
Nationwide: (Toll-Free) 1-877-UC FUNDS
                       (1-877-823-8637)

Additional information about the Fund is included in the Statement of Additional Information (SAI), which is hereby incorporated by reference in its entirety. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call 1-877-UC FUNDS (1-877-823-8637).

Information about the Fund, including the SAI, can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

File No. 811-08701


                                [GRAPHIC OMITTED]

                               UC INVESTMENT FUND


                                   PROSPECTUS

                                OCTOBER 1, 2003


The Securities and Exchange Commission has not approved or disapproved these securities, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a
criminal   offense.

                               UC INVESTMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                 October 1, 2003

                               UC Investment Fund


     This Statement of Additional Information supplements the Prospectus offering shares of the UC Investment Fund (the "Fund"). The Fund is a series of UC Investment Trust, a registered open-end, diversified management investment company. This Statement of Additional Information, which is incorporated by reference in its entirety into the Prospectus, should be read only in conjunction with the Prospectus for the Fund, dated October 1, 2003, as it may from time to time be revised.

     Because this Statement of Additional Information is not a prospectus, no investment in shares of the Fund should be made solely on the basis of the information contained herein. It should be read in conjunction with the Prospectus of the Fund. A copy of the Fund's Prospectus can be obtained by writing the Fund at 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, or by calling the Fund toll-free at 1-877-UC FUNDS (1-877-823-8637). Capitalized terms used but not defined herein have the same meaning as in the Prospectus.

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                               UC Investment Trust
                               1005 Glenway Avenue
                             Bristol, Virginia 24203

                                TABLE OF CONTENTS
                                -----------------
                                                                            Page
                                                                            ----

THE TRUST .................................................................   3
INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS ....................   3
CORPORATE BONDS AND PREFERRED STOCKS ......................................   8
INVESTMENT LIMITATIONS ....................................................  11
TRUSTEES AND OFFICERS .....................................................  12
THE INVESTMENT ADVISER ....................................................  16
THE DISTRIBUTOR ...........................................................  18
DISTRIBUTION PLAN .........................................................  18
SECURITIES TRANSACTIONS ...................................................  19
PORTFOLIO TURNOVER ........................................................  21
CALCULATION OF SHARE PRICE ................................................  21
TAXES .....................................................................  22
REDEMPTION IN KIND ........................................................  23
HISTORICAL PERFORMANCE INFORMATION ........................................  23
PRINCIPAL SECURITY HOLDERS ................................................  26
CUSTODIAN .................................................................  27
AUDITORS ..................................................................  27
TRANSFER AGENT ............................................................  27
FINANCIAL STATEMENTS ......................................................  28

APPENDIX A (Ratings Descriptions) .........................................  29
APPENDIX B (Proxy Voting Policies and Procedures) .........................  32

THE TRUST
---------

     UC Investment Trust (the "Trust"), an open-end, diversified management investment company, was organized as an Ohio business trust on February 27, 1998. The Trust currently offers one series of shares to investors, the UC Investment Fund (the "Fund").

     Shares of the Fund have equal voting rights and liquidation rights. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Fund is not required to hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 (the "1940 Act") in order to facilitate communications among shareholders.

     Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares so long as the proportionate beneficial interest in the assets belonging to the Fund are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. No shareholder is liable to further calls or to assessment by the Fund without his express consent.

INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS
------------------------------------------------------

     The investment objective of the Fund is to seek long-term total return, from a combination of capital growth and growth of income. The Board of Trustees may change the Fund's investment objective without shareholder approval, but only after shareholders have been notified and the Fund's Prospectus has been revised accordingly.

     A more detailed discussion of some of the terms used and the investment policies described in the Prospectus appears below. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

     WRITING COVERED CALL OPTIONS. When the Adviser believes that individual portfolio securities are approaching the Adviser's growth and price expectations, covered call options (calls) may be written (sold) against such securities. When the Fund writes a call, it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call at a specified price ("strike price") by a future date ("exercise date"). To terminate its obligation on a call the Fund has written, it may purchase a corresponding call in a "closing purchase transaction". A profit or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium (net of transaction costs) previously received on the call written. The Fund may realize a profit if the call it has written lapses unexercised, in which case the Fund keeps the premium and retains the underlying security as well. If a call written by the Fund is exercised, the Fund forgoes any possible profit from an increase in the market price of the underlying security over an amount equal to the exercise price plus the premium received. The Fund writes options only for hedging purposes and not for speculation, and the aggregate value of the underlying obligations will not exceed 25% of the Fund's net assets. If the Adviser is incorrect in its expectations and the market price of a stock subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security.

     Profits on closing purchase transactions and premiums on lapsed calls written are considered capital gains for financial reporting purposes and are short term gains for federal income tax purposes. When short term gains are distributed to shareholders, they are taxed as ordinary income. If the Fund desires to enter into a closing purchase transaction, but there is no market when it desires to do so, it would have to hold the securities underlying the call until the call lapses or until the call is exercised.

     The Fund will only write options which are issued by the Options Clearing Corporation and listed on a national securities exchange. Call writing affects the Fund's portfolio turnover rate and the brokerage commissions paid. Commissions for options, which are normally higher than for general securities transactions, are payable when writing calls and when purchasing closing purchase transactions.

     Option transactions in which the Fund may engage involve the specific risks described above as well as the following risks: the writer of an option may be assigned an exercise at any time during the option period; disruptions in the markets for underlying instruments could result in losses for option investors; there may exist imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker could present risks for the broker's customers; and market imposed restrictions may prohibit the exercise of certain options. The success of the Fund in using the options strategies described above depends, among other things, on the Adviser's ability to predict the direction and volatility of price movements in the options and securities markets and the Adviser's ability to select the proper time, type and duration of the options.

     The writing of call options by the Fund is subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Therefore, the number of calls the Fund may write (or purchase in closing transactions) may be affected by options written or held by other entities, including other clients of the Adviser. An exchange may order the liquidation of positions found to be in violation of these limits and may impose certain other sanctions.

     FOREIGN SECURITIES. The Fund may invest up to 10% of its net assets in the securities (payable in U.S. dollars) of foreign issuers if the Adviser believes such investment would be consistent with the Fund's investment objective. The same factors would be considered in selecting foreign securities as with domestic securities, as discussed in the Prospectus. Foreign securities investment presents special considerations not typically associated with investments in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

     The Fund may invest in foreign issuers directly or through the purchase of American Depository Receipts (ADRs). ADRs, which are traded domestically, are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency.

     WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Prices of warrants do not necessarily move in concert with the prices of the underlying securities. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

     U.S. GOVERNMENT SECURITIES. The Fund may invest in debt obligations which are issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities") as described herein. U.S. Government Securities include the following securities: (1) U.S. Treasury obligations of various interest rates, maturities and issue dates, such as U.S. Treasury bills (mature in one year or less), U.S. Treasury notes (mature in one to seven years), and U.S. Treasury bonds (mature in more than seven years), the payments of principal and interest of which are all backed by the full faith and credit of the U.S. Government; (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, some of which are backed by the full faith and credit of the U.S. Government, e.g., obligations of the Government National Mortgage Association ("GNMA"), the Farmers Home Administration and the Export Import Bank; some of which do not carry the full faith and credit of the U.S. Government but which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of the Tennessee Valley Authority, the U.S. Postal Service, the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"); and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association, the Federal Home Loan Banks and the Federal Farm Credit Bank; and (3) any of the foregoing purchased subject to repurchase agreements as described herein. The guarantee of the U.S. Government does not extend to the yield or value of U.S. Government Securities or of the Fund's shares.

     Obligations of GNMA, FNMA and FHLMC may include direct pass-through "Certificates," representing undivided ownership interests in pools of mortgages. Such Certificates are guaranteed as to payment of principal and interest (but not as to price and yield) by the U.S. Government or the issuing agency. Mortgage Certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields. To the extent such securities were purchased at a premium, such prepayments could result in capital losses.

     REPURCHASE AGREEMENTS. The Fund may acquire U.S. Government Securities or other high-grade debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. Such securities, including any securities so substituted, are referred to as the "Repurchase Securities." The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.

     The majority of these transactions run day-to-day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund's risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the Fund holds a perfected security interest in the Repurchase Securities and can therefore sell the instrument promptly. Under guidelines issued by the Trustees, the Adviser will carefully consider the creditworthiness of a vendor during the term of the repurchase agreement. Repurchase agreements are considered loans collateralized by the Repurchase Securities, such agreements being defined as "loans" under the 1940 Act. The return on such "collateral" may be more or less than that from the repurchase agreement. The market value of the resold securities will be monitored so that the value of the "collateral" is at all times as least equal to the value of the loan, including the accrued interest earned thereon. All Repurchase Securities will be held by the Fund's custodian either directly or through a securities depository.

     DESCRIPTION OF MONEY MARKET INSTRUMENTS. Money market instruments may include U.S. Government Securities or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes

("Master Notes"). BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Fund would generally be in amounts of $100,000 or more. COMMERCIAL PAPER is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the two highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Adviser's assessment. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

     FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Adviser felt such action was appropriate. In such a case the Fund could incur a short-term gain or loss.

     UNSEASONED ISSUERS. The Fund may invest a portion of its assets in small, unseasoned companies. While smaller companies generally have potential for rapid growth, they often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths of larger corporations. In addition, in many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time.

     INVESTMENT COMPANY SECURITIES. The Fund may also invest up to 10% of its total assets in securities of other investment companies. Investments by the Fund in shares of other investment companies will result in duplication of advisory, administrative and distribution fees. The Fund will not invest more than 5% of its total assets in securities of any single investment company and will not purchase more than 3% of the outstanding voting securities of any investment company. An investment in securities of an investment company is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     ILLIQUID INVESTMENTS. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of the Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid securities before maturity may be time consuming and expensive, and it may be difficult or impossible for the Fund to sell illiquid securities promptly at an acceptable price.

     BORROWING AND PLEDGING. The Fund may borrow, temporarily, up to 5% of its total assets for extraordinary purposes and may increase this limit to 33.3% of its total assets to meet redemption requests which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on portfolio net asset value will be exaggerated. If, while such borrowing is in effect, the value of the Fund's assets declines, the Fund would be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with such borrowing. The Fund will not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets. It is the Fund's present intention to limit its borrowings to 5% of its total assets and to borrow only for emergency or extraordinary purposes. The Fund may pledge assets in connection with borrowings but will not pledge more than one-third of its total assets.

CORPORATE BONDS AND PREFERRED STOCKS
------------------------------------

     Although the Fund invests primarily in common stocks, the Fund may, in seeking its objective, invest in preferred stocks and corporate debt securities, including securities convertible into common stocks, without regard to quality ratings assigned by nationally recognized statistical rating organizations ("NRSROs") such as Moody's Investors Service, Inc. and Standard & Poor's Ratings Group. The Fund does not hold, nor intend to invest, more than 5% of its net assets in preferred stocks and corporate debt securities rated less than "investment grade" by either of these two rating organizations. Lower-rated securities (commonly called "junk" securities) are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. Securities rated in any category below Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's Rating Group are generally considered to be "junk" securities. The Fund will promptly sell "junk" securities as necessary in order to limit the Fund's aggregate investments in such securities to 5% of net assets, which may cause the Fund to suffer a loss.

     See  Appendix  A  to  this  Statement  of  Additional   Information  for  a
description of the quality ratings assigned by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group.

     Preferred Stocks
     ----------------

     Preferred stocks, unlike common stocks, offer a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stocks may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stocks may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of liquidation are generally subordinate to the rights associated with a corporation's debt securities.

     Convertible Securities
     ----------------------

     A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on the common stock. The value of a convertible stock security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by the Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

     General Risk Factors of Fixed-Income Securities
     -----------------------------------------------

     Investments in fixed-income securities are subject to inherent market risks and fluctuations in value due to changes in earnings, economic conditions, quality ratings and other factors beyond the control of the Adviser. Adverse economic changes or individual corporate developments could materially impact the ability of an issuer to pay, when due, principal and interest. Fixed-income securities are also subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, that is, all those securities will experience appreciation when interest rates decline and depreciation when interest rates rise. Although it is generally true that fixed-income securities change in response to changes in the level of interest rates, these price changes are not necessarily of the same magnitude.

     Risk Factors of Lower-Rated Securities
     --------------------------------------

     Lower-rated debt securities (commonly called "junk" securities) may be subject to certain risk factors to which other securities are not subject to the same degree. An economic downturn tends to disrupt the market for lower-rated securities and adversely affect their values. Such an economic downturn may be expected to result in increased price volatility of lower-rated securities and of the value of the Fund's shares, and an increase in issuers' defaults on such securities.

     Also, many issuers of lower-rated securities are substantially leveraged, which may impair their ability to meet their obligations. In some cases, the securities in which the Fund invests are subordinated to the prior payment of senior indebtedness, thus making it highly unlikely that the Fund will be able to receive payments when senior securities are in default.

     The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movement of the overall stock market or changes in the level of interest rates). Also, ratings may, from time to time, be changed to reflect developments in the issuer's financial condition. Lower-rated securities held by the Fund have speculative characteristics which are apt to increase in number and significance with each lower rating category.

     When the secondary market for lower-rated securities becomes increasingly illiquid, or in the absence of readily available market quotations for lower-rated securities, the relative lack of reliable, objective data makes the responsibility of the Trustees to value such securities more difficult, and judgment plays a greater role in the valuation of portfolio securities. Also, increased illiquidity of the market for lower-rated securities may affect the Fund's ability to dispose of portfolio securities at a desirable price.

     In addition, prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. Certain laws or regulations may have a material effect on the Fund's investments in lower-rated securities. As examples, recent legislation requires federally-insured savings and loan associations to divest themselves of their investments in lower-rated securities and pending proposals are designed to limit the use of, or tax and eliminate other advantages of, lower-rated securities.

INVESTMENT LIMITATIONS
----------------------

     The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Fund. These limitations may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. For purposes of the discussion of these fundamental investment limitations, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund.

     Under these fundamental limitations, the Fund MAY NOT:

(1) Issue senior securities, pledge its assets or borrow money, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's total assets, or (b) in order to meet redemption requests that might otherwise require untimely disposition of portfolio securities if, immediately after such borrowing, the value of the Fund's assets, including all borrowings then outstanding, less its liabilities (excluding all borrowings), is equal to at least 300% of the aggregate amount of borrowings then outstanding, and may pledge its assets to secure all such borrowings;

(2) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(4) Make short sales of securities or maintain a short position, or write, purchase or sell puts, calls or combinations thereof, except as stated in the Prospectus and this Statement of Additional Information or except short sales "against the box";

(5) Make loans of money or securities, except that the Fund may (i) invest in repurchase agreements and commercial paper; (ii) purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities; and (iii) acquire private issues of debt securities subject to the limitations on investments in illiquid securities;

(6) Write, purchase or sell commodities, commodities contracts, futures contracts or related options (except that the Fund may write covered call options as described in the Prospectus and Statement of Additional Information);

(7) Invest more than 25% of its total assets in the securities of issuers in any particular industry (other than securities of the United States Government, its agencies or instrumentalities);

(8) Invest for the purpose of exercising control or management of another issuer;

(9) Invest in interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things;

(10) Purchase  or  sell   interests  in  real  estate  or  real  estate  limited
     partnerships (although it may invest in real estate investment trusts and purchase securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(11) Invest more than 15% of its net assets in illiquid securities;

(12) Purchase the securities of any issuer if such purchase at the time thereof would cause less than 75% of the value of the total assets of the Fund to be invested in cash and cash items (including receivables), securities issued by the U.S. Government, its agencies or instrumentalities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer; or

(13) Invest in securities of other investment companies, other than to the extent permitted by Section 12(d) of the Investment Company Act of 1940.

     With respect to the percentages adopted by the Trust as maximum limitations on the Fund's investment policies and restrictions, an excess above the fixed percentage, except for the percentage limitations relative to the borrowing of money (limitation number (1), above) and illiquid securities (limitation number
(11), above), will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

     The Trust does not presently intend to pledge the assets of the Fund as described above in investment limitation (1). The Fund has never made, nor does it presently intend to make, short sales of securities "against the box" as described above in investment limitation (4). The statements of intention in this paragraph reflect nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

TRUSTEES AND OFFICERS
---------------------

     Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The Trustees serve for an indefinite term and the officers are elected annually. The following is a list of the Trustees and executive officers of the Trust. Each Trustee who is an "interested person" of the Trust, as defined by the 1940 Act, is indicated by an asterisk.

----------------------------------------------------------------------------------------------------------------------------
                                                                                                               Number of
                                                                                                             Portfolios in
                                                                                                               the Fund
                                 Position(s)   Length             Principal Occupation During the               Complex
Name, Address and Age            Held with     of Time             Past 5 Years and Directorships             Overseen by
                                 the Trust     Served                   Of Public Companies                     Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:

*James W. McGlothlin             Trustee       Since      Chairman of United Management Company,  LLC, the         1
1005 Glenway Avenue Bristol,                   June 1998  investment  adviser to the Trust, and its parent
Virginia 24203                                            company,  The United Company,  a  Virginia-based
(age 63)                                                  conglomerate  active  in the oil and  gas,  real
                                                          estate,  financial  services and golf  industry.
                                                          Mr.  McGlothlin  also  serves  on the  Board  of
                                                          Directors of The United  Company's  subsidiaries
                                                          and other related companies.
----------------------------------------------------------------------------------------------------------------------------
*Lois A. Clarke                  President     Since      President   and  Managing   Director  of  United         1
1005 Glenway Avenue Bristol,     and Trustee   March      Management  Company,   LLC  and  Executive  Vice
Virginia 24203                                 1998       President,   Treasurer   and  Chief   Investment
(age 58)                                                  Officer  of  The  United  Company.   Ms.  Clarke
                                                          serves on the Board of Advisors of Amsouth Bank.
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:

Robert J. Bartel                 Trustee       Since      Formerly  a Senior  Financial  Advisor to United         1
831 Pinegrove Court                            June 1998  Management  Company,  LLC.  Professor  Bartel is
Wheaton, Illinois 60187                                   the  director  of  the  International   Business
(age 71)                                                  Institute  (an  overseas   academic  program  in
                                                          global   business  and   management  during  the
                                                          summer  semester).  He  formerly  served  as the
                                                          Chairman   of   Charter  Federal  Savings   Bank
                                                          in   Bristol,  Virginia  until  it  merged  with
                                                          First American Bank.
----------------------------------------------------------------------------------------------------------------------------
Aldo A. Modena                   Trustee       Since      Director of First Community Bancshares,  Inc. (a         1
4 Windsor Circle Drive                         June 1998  bank holding  company) and First  Community Bank
Bluefield, Virginia 24605                                 in Bluefield,  Virginia.  Mr. Modena is a member
(age 75)                                                  of  the  Virginia   State  Bar.  He   previously
                                                          served as the Executive  Vice President of First
                                                          Community Bancshares,  Inc. and as the president
                                                          and  Chief  Executive  Officer  of The  Flat Top
                                                          National Bank of Bluefield, West Virginia.

----------------------------------------------------------------------------------------------------------------------------
Robert H. Spilman                Trustee       Since      Retired Chairman and Chief Executive  Officer of         1
P.O. Box 880                                   June 1998  Basset   Furniture,   Inc.  Mr.   Spilman  is  a
Bassett, Virginia 24055                                   Director   of   Dominion    Resources    (energy
(age 76)                                                  company).

----------------------------------------------------------------------------------------------------------------------------
Timothy J. Sullivan              Trustee       Since      President  of the College of William & Mary.  He         1
Office of the President,                       June 1998  is a member  of the  Virginia  State Bar and the
College of William & Mary                                 Ohio State Bar and a Fellow of the  Virginia Bar
Williamsburg, VA 23187                                    Foundation and the American Bar Foundation.
(age 59)
----------------------------------------------------------------------------------------------------------------------------


                                                              -13-

----------------------------------------------------------------------------------------------------------------------------
                                                                                                               Number of
                                                                                                             Portfolios in
                                                                                                               the Fund
                                 Position(s)   Length             Principal Occupation During the               Complex
Name, Address and Age            Held with     of Time             Past 5 Years and Directorships             Overseen by
                                 the Trust     Served                   Of Public Companies                     Trustee
----------------------------------------------------------------------------------------------------------------------------

Charles W. Sydnor, Jr.           Trustee       Since      President   and  Chief   Executive   Officer  of         1
23 Sesame Street                               June 1998  Commonwealth  Public  Broadcasting   Corporation
Richmond, Virginia 23235                                  (the largest  non-commercial public broadcasting
(age 60)                                                  company  in  Virginia).  Dr.  Sydnor  is  also a
                                                          Board   member  of  the  Center  for  Individual
                                                          Freedom  in  Alexandria,  Virginia,  and  serves
                                                          as  a   Trustee  of  the  Virginia    Historical
                                                          Society  and the George C. Marshall  Foundation.
                                                          He  was  appointed to the Board of  the  Library
                                                          of Virginia  by  Governor Mark  R.  Warner,  and
                                                          formerly  was  President  of  Emory   and  Henry
                                                          College.
----------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:

Steven G. Layfield               Vice          Since      Vice   President  and  Assistant   Secretary  of
1005 Glenway Avenue              President     April      United Management Company, LLC.
Bristol, Virginia 24203                        2002
(age 42)
----------------------------------------------------------------------------------------------------------------------------
Ronald E. Oliver                 Vice          Since      Executive    Vice    President   and   Assistant
1005 Glenway Avenue              President     April      Treasurer of United Management Company, LLC.
Bristol, Virginia 24203                        2002
(age 56)
----------------------------------------------------------------------------------------------------------------------------
Robert J. Dorsey                 Vice          Since      Managing  Director  of Ultimus  Fund  Solutions,
135 Merchant Street              President     Sept.      LLC (a  registered  transfer  agent) and Ultimus
Cincinnati, Ohio 45246                         2001       Fund    Distributors,    LLC    (a    registered
(age 46)                                                  broker-dealer).  Prior  to  March  1999,  he was
                                                          President of Countrywide Fund Services,  Inc. (a
                                                          mutual fund services company).
----------------------------------------------------------------------------------------------------------------------------
Mark J. Seger                    Treasurer     Since      Managing  Director  of Ultimus  Fund  Solutions,
135 Merchant Street                            Sept.      LLC and Ultimus Fund  Distributors,  LLC.  Prior
Cincinnati, Ohio 45246                         2001       to March 1999,  he was First Vice  President  of
(age 41)                                                  Countrywide Fund Services, Inc.
----------------------------------------------------------------------------------------------------------------------------
John F. Splain                   Secretary     Since      Managing  Director  of Ultimus  Fund  Solutions,
135 Merchant Street                            Sept.      LLC and Ultimus Fund  Distributors,  LLC.  Prior
Cincinnati, Ohio 45246                         2001       to March 1999,  he was First Vice  President and
(age 47)                                                  Secretary of  Countrywide  Fund  Services,  Inc.
                                                          and affiliated companies.
----------------------------------------------------------------------------------------------------------------------------


*    Mr.  McGlothlin and Ms. Clarke, as affiliated  persons of the Adviser,  are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.


     BOARD COMMITTEES. The Board of Trustees has established the following standing Committees. The members of each Committee are Robert J. Bartel, Aldo A. Modena, Robert H.

Spilman, Timothy J. Sullivan and Charles W. Sydnor. The Board of Trustees has no nominating or compensation committee or any committee performing similar functions.

     o Audit Committee, which oversees the Trust's accounting and financial reporting policies and the independent audit of its financial statements. The Audit Committee held two meetings during the fiscal year ended May 31, 2003.

     o Qualified Legal Compliance Committee, which is responsible for interpreting, investigating, resolving and reporting any existing or potential violations of law or personal conflicts of interest involving the Trust's principal executive and accounting officers or persons performing similar functions, and for receiving and investigating evidence from attorneys representing the Trust of material violations of securities laws, a material breach of fiduciary duty or a similar material violation. The Qualified Legal Compliance Committee was established on July 16, 2003 and accordingly did not meet during the fiscal year ended May 31, 2003.

     TRUSTEES' OWNERSHIP OF FUND SHARES. The following table shows each Trustee's beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the complex overseen by the Trustee. Information is provided as of December 31, 2002.


                                Dollar Range of             Aggregate Dollar
                               Fund Shares Owned         Range of Shares of All
Name of Trustee                   by Trustee           Funds Overseen by Trustee
--------------------------------------------------------------------------------
James W. McGlothlin              Over $100,000               Over $100,000
Lois A. Clarke                   Over $100,000               Over $100,000

INDEPENDENT TRUSTEES:
Robert J. Bartel              $10,001 to $50,000          $10,001 to $50,000
Aldo A. Modena                $10,001 to $50,000          $10,001 to $50,000
Robert H. Spilman             $10,001 to $50,000          $10,001 to $50,000
Timothy J. Sullivan           $10,001 to $50,000          $10,001 to $50,000
Charles W. Sydnor, Jr.        $10,001 to $50,000          $10,001 to $50,000

     TRUSTEE COMPENSATION. No director, officer or employee of the Adviser or the Distributor will receive any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Trustee who is not an "interested person" of the Trust receives from the Trust an annual retainer of $1,000, plus a fee of $1,000 for attendance at each meeting of the Board of Trustees, plus reimbursement of travel and other expenses incurred in attending meetings. The following table provides compensation amounts paid during the fiscal year ended May 31, 2003 to each of the Trustees:

                                                                                             Total
                                Aggregate           Pension or     Estimated Annual       Compensation
                              Compensation          Retirement       Benefits Upon     From Fund and Fund
Trustee                       From the Fund      Benefits Accrued      Retirement            Complex
------------------------------------------------------------------------------------------------------------------
James W. McGlothlin*               None                None               None                 None
Lois A. Clarke*                    None                None               None                 None

Robert J. Bartel                  $5,000               None               None                $5,000

Aldo A. Modena                    $5,000               None               None                $5,000

Robert H. Spilman                 $4,000               None               None                $4,000

Timothy J. Sullivan               $5,000               None               None                $5,000
Charles W. Sydnor, Jr             $5,000               None               None                $5,000


     * Interested person of the Trust as defined in the 1940 Act.



THE INVESTMENT ADVISER
----------------------

     United Management Company, LLC (the "Adviser"), 1005 Glenway Avenue, Bristol, Virginia 24203, is the Fund's investment manager. The Adviser is an affiliate of The United Company, a Virginia-based conglomerate active in the oil and gas, real estate, financial services and golf industry. Mr. McGlothlin and Ms. Clarke are affiliated with the Adviser, and by reason of such affiliation, may directly or indirectly receive benefits from the advisory fees paid to the Adviser.


     Under the terms of the Advisory Agreement between the Trust and the Adviser, the Adviser manages the Fund's investments. The Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 1% of its average daily net assets. During the fiscal years ended May 31, 2003, 2002 and 2001, the Fund paid advisory fees of $238,526 (which was net of voluntary fee waivers of $79,725), $406,480 (which was net of voluntary fee waivers of $30,745) and $462,129 (which was net of voluntary fee waivers of $4,115), respectively, to the Adviser.


     The Fund is responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Fund, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Fund's shares (see "Distribution Plan"), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, such as litigation to which the Fund may be a party. The Fund may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director, employee or stockholder of the Adviser are paid by the Adviser.

     By its terms, the Advisory Agreement will remain in force until June 16, 2004 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Advisory Agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Adviser. The Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.


     In approving the most recent annual continuance of the Advisory Agreement, the Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The principal areas of review by the Trustees were the nature and quality of the services provided by the Adviser and the reasonableness of the fees charged for those services. These matters were considered by the Independent Trustees meeting with experienced counsel that is independent of the Adviser.


     The Trustees' evaluation of the quality of the Adviser's services took into account their knowledge and experience gained through meetings with and reports of the Adviser's senior management, portfolio managers and administrative personnel over the course of the preceding year. Both short-term and long-term investment performance of the Fund were considered. The Fund's current and longer-term performance was compared to its performance benchmark and to that of competitive funds and other funds with similar investment objectives. The Trustees also considered the scope and quality of the in-house capabilities of the Adviser and other resources dedicated to performing services for the Fund. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, were considered in light of the Fund's compliance with investment policies and applicable laws and regulations and of related reports by management and the Fund's independent public accountants in periodic meetings with the Trust's Audit Committee. The Trustees also considered the business reputation of the Adviser and its financial resources.

     In reviewing the fees payable under the Advisory Agreement, the Trustees compared the fees and overall expense levels of the Fund with those of competitive funds and other funds with similar investment objectives. The Trustees considered information provided by the Adviser concerning the Adviser's profitability with respect to the Fund, including the assumptions and methodology used in preparing the profitability information, in light of applicable case law relating to advisory fees. The Trustees also considered the voluntary fee waivers and expense reimbursements made by the Adviser in order to reduce the Fund's operating expenses. In evaluating the Fund's advisory fees, the Trustees also took into account the complexity and quality of the investment management of the Fund.

     No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Advisory Agreement. Rather the Trustees concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of the Fund and its shareholders to continue the Advisory Agreement without modification to its terms, including the fees charged for services thereunder.

THE DISTRIBUTOR
---------------

     Ultimus Fund Distributors, LLC (the "Distributor"), 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, serves as principal underwriter for the Fund pursuant to a Distribution Agreement. Shares are sold on a continuous basis by the Distributor. The Distributor has agreed to use its best efforts to solicit orders for the sale of Fund shares, but it is not obligated to sell any particular amount of shares. The Distribution Agreement provides that, unless sooner terminated, it will continue in effect from year to year if such continuance is approved at least annually (i) by the Board of Trustees or a vote of a majority of the outstanding shares, and (ii) by a majority of the Trustees who are not "interested persons" of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Fund on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Trust. The
Distribution Agreement will automatically terminate in the event of its assignment. The Distributor is an affiliate of the Fund's transfer agent, and Robert G. Dorsey, Mark J. Seger and John F. Splain are each Managing Directors of the Distributor and officers of the Trust.

DISTRIBUTION PLAN
-----------------

     As stated in the Prospectus, the Fund has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Fund to pay for expenses incurred in the distribution and promotion of its shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Trust or the Distributor. The Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .25% of the average daily net assets of the Fund. During the fiscal year ended May 31, 2003, the Fund incurred $14,683 in distribution expenses under the Plan, of which $13,599 was paid as compensation to broker-dealers and others for the sale and retention of Fund shares and $1,084 was paid for the printing of prospectuses and reports for prospective shareholders.


     The continuance of the Plan must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plan (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of the Fund. In the event the Plan is terminated in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the termination date. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

     In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Board of Trustees believes that expenditure of the Fund's assets for distribution expenses under the Plan should assist in the growth of the Fund, which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Fund's assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Fund pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

     By reason of their affiliation with the Adviser, James W. McGlothlin and Lois A. Clarke may be deemed to have a financial interest in the operation of the Plan.

SECURITIES TRANSACTIONS
-----------------------

     Decisions to buy and sell securities for the Fund and the placing of the Fund's securities transactions and negotiation of commission rates where applicable are made by the Adviser and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Adviser seeks best execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. During the fiscal years ended May 31, 2003, 2002 and 2001, the Fund paid brokerage commissions of $174,897, $153,770 and $122,098, respectively.


     The Adviser is specifically authorized to select brokers who also provide brokerage and research services to the Fund and/or other accounts over which the Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Fund and to accounts over which it exercises investment discretion.

     Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and the Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the Adviser in servicing all of its accounts and not all such services may be used by the Adviser in connection with the Fund.

     The Adviser may aggregate purchase and sale orders for the Fund and its other clients if it believes such aggregation is consistent with its duties to seek best execution for the Fund and its other clients. The Adviser will not favor any advisory account over any other account, and each account that participates in an aggregated order will participate at the average share price for all transactions of the Adviser in that security on a given business day, with all costs shared on a pro rata basis.

     Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser or the Distributor.

     The Fund has no obligation to deal with any broker or dealer in the execution of securities transactions. However, affiliates of the Trust, the Adviser or the Distributor may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. The Fund will not effect any brokerage transactions in its portfolio securities with such affiliates if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Fund does not anticipate any ongoing arrangements with any brokerage firms, brokerage business may be transacted from time to time with various firms. Affiliates of the Trust, the Adviser and the Distributor will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Fund with any brokers.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Adviser may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Fund.


     During the year ended May 31, 2003, the Fund purchased common stock issued by the parent company of Citigroup Inc. (the market value of which was $1,009,092 as of May 31, 2003). Citigroup Inc. is one of the Trust's "regular broker-dealers" as defined in the 1940 Act.


     CODE OF ETHICS. The Trust, the Adviser and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act, which permits personnel subject to the Code to invest in securities for their own accounts, subject to certain conditions, that may be purchased or held by the Fund. The Codes of Ethics adopted by the Trust, the Adviser and the Distributor are on public file with, and are available from, the Securities and Exchange Commission.


     PROXY VOTING POLICIES AND PROCEDURES. The Trust and the Adviser have adopted Proxy Voting Policies and Procedures that describe how the Fund intends to vote proxies relating to portfolio securities. In all instances, proxies will be voted solely in the best interests of Fund shareholders. Any conflict of interest must be resolved in the way that will most benefit Fund shareholders. Since the quality and depth of management is a primary factor considered when investing in a company, the Adviser gives substantial weight to the recommendation of management on any issue. However, the Adviser will consider each issue on its own merits, and the position of a company's management will not be supported in any situation where it is found not to be in the best interests of Fund shareholders. The Proxy Policies and Procedures of the Trust and the Adviser are attached to this Statement of Additional Information as Appendix B.


PORTFOLIO TURNOVER
------------------

     The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year, exclusive of short-term instruments, by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, and may result in the Fund recognizing greater amounts of capital gains, which would increase the amount of capital gains which the Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes. See "Taxes." A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one year period.


     Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate. For the fiscal years ended May 31, 2003, 2002 and 2001, the Fund's portfolio turnover rate was 152%, 99% and 85%, respectively.


CALCULATION OF SHARE PRICE
--------------------------

     The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in the Fund's portfolio securities that its net asset value might be materially affected.

     In valuing the assets of the Fund for purposes of computing net asset value, portfolio securities are valued at market value as of the close of trading on each business day when the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of the closing sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities which are traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the last quoted bid price. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by the Board of Trustees. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith to be represented by amortized cost value, absent unusual circumstances. One or more pricing services may be utilized to determine the fair value of securities held by the Fund. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued.


TAXES
-----

     The Prospectus describes generally the tax treatment of distributions by the Fund. This section of the Statement of Additional Information includes additional information concerning federal taxes.

     The Fund has qualified and intends to continue to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify the Fund must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (2) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met:
(a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).


     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of May 31, 2003, the Fund had a capital loss carryforward for federal income tax purposes of $4,437,458, which expires on May 31, 2011. In addition, the Fund had net realized capital losses of $9,681,399 during the period November 1, 2002 through May 31, 2003, which are treated for federal income tax purposes as arising during the Fund's tax year ending May 31, 2004. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

     The Fund is required to withhold and remit to the U.S. Treasury a portion (currently 28%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
------------------

     The Fund, when it is deemed to be in the best interests of the Fund's shareholders, may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This election will require the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash and will bear market risk until the securities received are converted into cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

     From time to time, the Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P (1 + T)n = ERV

Where:

P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.


     The Fund may also quote average annual total return over the specified periods (i) after taxes on Fund distributions and (ii) after taxes on Fund distributions and redemption of Fund shares at the end of the period. The calculations assume deduction of all taxes due on such Fund distributions. The ending redeemable value is determined by assuming a complete redemption at the end of the period covered by the computation and, in the case of returns after taxes on distributions and redemption of Fund shares, includes the deduction of capital gains taxes resulting from the redemption or, if appropriate, an adjustment to take into account the tax benefit from any capital losses that may have resulted from the redemption. After-tax returns are calculated using the highest applicable individual federal marginal tax rate in effect on the reinvestment date of a distribution. The tax rates used correspond to the tax character of each component of the distributions (that is, the ordinary income tax rate for ordinary income distributions and the long-term capital gains rate for capital gains distributions). The tax rates may vary over the course of the measurement period. State and local tax liabilities are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum income tax. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

     The table below shows the Fund's average annual total returns for periods ended May 31, 2003:

                                                             Since Inception
                                             One Year        (June 29, 1998)
Return Before Taxes                          -21.22%             -4.73%
Return After Taxes on Distributions          -21.62%             -5.13%
Return After Taxes on Distributions
  and Sale of Fund Shares                    -13.85%             -4.05%

     The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. The cumulative return of the Fund as calculated in this manner for the period from inception (June 29, 1998) to May 31,

2003 is -21.19%. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. For example, the Fund's average annual compounded rate of return for the three years ended May 31, 2003 was -15.41%. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total returns as described above.


     From time to time, the Fund may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                           Yield = 2[(a-b/cd + 1)6-1]
Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum  offering  price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

     The performance quotations described above are based on historical earnings and are not intended to indicate future performance.

     The Fund's performance may be compared in advertisements, sales literature and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper, Inc. or Morningstar, Inc., or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

     o LIPPER, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

     o MORNINGSTAR, INC., an independent rating service, rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     Investors may use such performance comparisons to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund, assuming reinvestment of dividends, over a specified period of time.

     From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as Standard & Poor's Ratings Group and Moody's Investors Service, Inc.). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

PRINCIPAL SECURITY HOLDERS
--------------------------


     As of September 2, 2003, the Woodrow W. McGlothlin Trust, P.O. Box 266, Oakwood, Virginia 24631, owned of record 17.0% of the outstanding shares of the Fund; The Summit Fund LLC, P.O. Box 1280, Bristol, Virginia 24203, owned of record 14.5% of the outstanding shares of the Fund; Prudential Securities Inc., for the benefit of retirement account customers, 751 Broad Street, 9th Floor, Newark, New Jersey 07102, owned of record 7.0% of the outstanding shares of the Fund; and The McGlothlin Foundation, P.O. Box 1280, Bristol, Virginia 24203, owned of record 11.8% of the outstanding shares of the Fund.

     As of September 2, 2003, the Trustees and officers of the Trust as a group owned of record or beneficially 18.3% of the outstanding shares of the Fund.


CUSTODIAN
---------

     The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, has been retained to act as custodian for the Fund's investments. As custodian, the Fifth Third Bank acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

AUDITORS
--------

     The firm of PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, Ohio 43215, has been selected as independent auditors for the Trust for the fiscal year ending May 31, 2004. PricewaterhouseCoopers LLP performs an annual audit of the Fund's financial statements and advises the Fund as to certain accounting matters.


TRANSFER AGENT
--------------

     The Fund's transfer agent, Ultimus Fund Solutions, LLC ("Ultimus"), 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Ultimus receives from the Fund for its services as transfer agent a fee payable monthly at an annual rate of $17 per account, provided, however, that the minimum fee received is $1,500 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

     Ultimus also provides accounting and pricing services to the Fund. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable the Ultimus to perform its duties, the Fund pays Ultimus a base fee of $2,500 per month plus an asset-based fee equal to 0.01% of the average daily net assets from $25 million to $500 million and 0.005% of such assets in excess of $500 million. In addition, the Fund pays all costs of external pricing services.

     Ultimus also provides administrative services to the Fund. In this capacity, Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, the Fund pays Ultimus a fee at the annual rate of .1% of the average value of its daily net assets up to $200 million, .075% of such assets from $200 million to $500 million, and .05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,000 per month.

     Prior to September 20, 2001, Integrated Fund Services, Inc. ("Integrated") served as the Fund's transfer agent, administrator and fund accounting agent. Integrated is an indirect wholly-owned subsidiary of The Western and Southern Life Insurance Company.


     During the fiscal year ended May 31, 2003, Ultimus received from the Fund transfer agency fees, accounting service fees and administrative services fees of $18,000, $30,383 and $31,828, respectively. During the fiscal year ended May 31, 2002, the Fund paid transfer agency fees, accounting service fees and administrative services fees of $18,000, $30,195 and $48,948, respectively.
During the fiscal year ended May 31, 2001, Integrated received from the Fund transfer agency fees, accounting services fees and administrative services fees of $18,000, $24,000 and $64,601, respectively.


FINANCIAL STATEMENTS
--------------------

     The  financial   statements  of  the  Fund,  which  have  been  audited  by
PricewaterhouseCoopers LLP, are incorporated herein by reference to the Annual Report of the Fund dated May 31, 2003.

APPENDIX A
----------

     The various ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") are described below. A rating by an NRSRO represents the organization's opinion as to the credit quality of the security being traded. However, the ratings are general and are not absolute standards of quality of guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of corporate bonds and preferred stocks in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not recommendation to purchase, sell or hold a security because it does not take into account market value or suitably for a particular investor. When a security has received a rating from more than one NRSRO, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other resources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

         THE RATINGS OF MOODY'S AND S&P FOR CORPORATE BONDS AND CONVERTIBLE DEBT IN WHICH THE FUND MAY INVEST ARE AS FOLLOWS:

         Moody's Investors Service, Inc.
         -------------------------------

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Standard & Poor's Ratings Group
     -------------------------------

     AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB and B - Bonds rated BB or B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     THE RATINGS OF MOODY'S AND S&P FOR PREFERRED STOCKS IN WHICH THE FUND MAY INVEST ARE AS FOLLOWS:

     Moody's Investors Service, Inc.
     -------------------------------

     aaa - An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a - An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa - An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba - An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b - An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     Standard & Poor's Ratings Group
     -------------------------------

     AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA - A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

     BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

     BB and B - Preferred stock rated BB and B are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

APPENDIX B

                UC INVESTMENT TRUST AND UNITED MANAGEMENT COMPANY

                      PROXY VOTING POLICIES AND PROCEDURES

UC Investment Trust and United Management Company intend to exercise a voice on behalf of its shareholders and clients in matters of corporate governance through the proxy voting process. We take our fiduciary responsibilities very seriously and believe the right to vote proxies is a significant asset of shareholders and clients. We exercise our voting responsibilities as a fiduciary, solely with the goal of maximizing the value of our shareholders' and clients' investments.

UC Investment Trust's board of trustees has delegated to the United Management Company the responsibility of overseeing voting policies and decisions for the UC Investment Fund. Our proxy voting principles for the UC Investment Fund are summarized below, with specific examples of voting decisions for the types of proposals that are most frequently presented:

General policy for voting proxies
---------------------------------

We will vote proxies solely in the interests of our clients. Any conflict of interest must be resolved in the way that will most benefit our clients. Since the quality and depth of management is a primary factor considered when investing in a company, we give substantial weight to the recommendation of management on any issue. However, we will consider each issue on its own merits, and the position of a company's management will not be supported in any situation where it is found not to be in the best interests of our clients. Proxy voting, absent any unusual circumstances or conflicts of interest, will be conducted in accordance with the procedures set forth below.

Election of the board of directors
----------------------------------

We believe that good governance starts with an independent board, unfettered by significant ties to management, all of whose members are elected annually. In addition, key board committees should be entirely independent.

We will generally support the election of directors that result in a board made up of a majority of independent directors.

Approval of independent auditors
--------------------------------

We believe that the relationship between the company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not, in the aggregate, raise any appearance of impaired independence.

Equity-based compensation  plans
---------------------------------

We believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees, and directors. Conversely, we are opposed to plans that substantially dilute our clients' ownership interest in the company, provide participants with excessive awards, or have inherently objectionable structural features.

Corporate structure and shareholder rights
------------------------------------------

We believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve (or reject) changes to the corporation's by-laws by a simple majority vote.

We will vote for proposals to lower barriers to shareholder action (e.g., limited rights to call special meetings, limited rights to act by written consent).

We will vote against proposals for a separate class of stock with disparate voting rights.

Corporate and social policy issues
----------------------------------

We believe that "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors. Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. We generally vote against these types of proposals, though we may make exceptions in certain instances where we believe a proposal has substantial economic implications.

Proxy voting process
--------------------

Proxy voting is subject to the supervision of the Proxy Voting Committee. Reasonable efforts will be made to obtain proxy materials and to vote in a timely fashion. Records will be maintained regarding the voting of proxies under these policies and procedures.

================================================================================




                               UC INVESTMENT TRUST

                               UC INVESTMENT FUND









                                  ANNUAL REPORT
                                  May 31, 2003














     INVESTMENT ADVISER                                ADMINISTRATOR
     ------------------                                -------------
UNITED MANAGEMENT COMPANY, LLC                  ULTIMUS FUND SOLUTIONS, LLC
    1005 Glenway Avenue                               P.O. Box 46707
       P.O. Box 1280                            Cincinnati,  Ohio 45246-0707
Bristol,  Virginia 24203-1280                          1.877.823.8637


================================================================================

                           [logo]  United Management Company, LLC



 July 25, 2003



With the benefit of perfect hindsight many market gurus now declare that U.S. equity markets put in a low on March 11th and are in the midst of a new bull market. The skeptics contend that our markets are experiencing only a rally in the midst of a secular bear market. Regardless of which camp is correct, the recent significant rally in stock prices is a welcome relief to us and our fellow shareholders (all of your fund's trustees and investment professionals are shareholders along side you).

Over the past few years investors have been dealt a brutal reminder: over the long-term markets, are cyclical, and ultimately, very difficult to predict which asset class will be the best performer - emphasizing the importance of diversity among several asset classes. That truism is no less applicable today than it was in March of 2000 when the equity markets peaked before a devastating sell-off, reminding us that our investment goals and objectives must be realistic and balanced with an honest and thoughtful risk/reward appraisal.

ECONOMY
-------

Let us examine some of the reasons that may be responsible for the investor's positive outlook for our financial markets. Short-term interest rates remain low, and the Federal Reserve is steadfast in its bias toward economic stimulus. The lower short-term rates also mean that the present value of future earnings stream is worth more than before. The Administration's `strong dollar' policy has been re-designed to one with more flexibility toward our major trading partners. The recent tax cut package is front loaded with one-third ($122 billion) falling to U.S. households over the next four quarters. The package will provide considerable stimulus. And finally, a `feel good factor' seems to be driving the market higher as opposed to the `fear factor' that has engulfed us for so long.

The major risks that we see are the deflationary forces still at work and the continued overhang in the capital expenditure cycle. The capital expenditures may pick up because much of the business investment in the U.S. is made by small business people who were given investment incentives in the recent tax bill.





--------------------------------------------------------------------------------
      1005 Glenway Avenue o P.O. Box 1280 o Bristol, Virginia 24203-1280
            (276) 645-1459 o FAX (276) 645-1426 o www.umcinvest.com

MARKET CONDITIONS AND PERFORMANCE
---------------------------------

Our fiscal year ending May 31, 2003 was a very difficult year for the UC Investment Fund. The fund's investment performance trailed all of the major indexes for the fiscal year period as the following illustrates:

                  UC INVESTMENT FUND                  -21.22%
                  STANDARD & POOR'S 500 INDEX         - 8.06%
                  DOW JONES                           - 8.73%
                  NASDAQ COMPOSITE                    - 0.74%

The year to date return for the UC Investment Fund and the major indexes as of July 22, 2003 is:

                  UC INVESTMENT FUND                   10.22%
                  STANDARD & POOR'S 500 INDEX          13.31%
                  DOW JONES INDUSTRIAL AVERAGE         11.12%
                  NASDAQ COMPOSITE                     28.02%

Reasons for the fund's underperformance were several. The fund began the year with an overweight position in utilities. This sector as a whole terribly lagged the overall market as investors struggled with the fall out of the excesses of energy trading, electric generation capacity and weakening capital structures. We underestimated the convergence and impact of these collective factors. Additionally, several of our larger holdings suffered from specific issues unique to their companies. Some of those companies which contributed to the fund's underperformance were KING PHARMACEUTICALS, AOL TIME WARNER, MCDONALDS, LUCENT TECHNOLOGIES, EL PASO ENERGY AND PHILIP MORRIS. The weakness in these stocks and others were compounded by the somewhat concentrated positions within the fund.

INVESTMENT STRATEGIES, ALLOCATION AND KEY HOLDINGS
--------------------------------------------------

In response to the continued weakness in the stock market and the uncertainties facing the United States' economy in late 2001, your portfolio managers made the decision to increase the emphasis on yield in stock selection in an effort to be more defensively positioned in the UC Investment Fund. Our decision was made with the assumption that our portfolio would be earning an above average current yield while waiting for the market to turn more favorable. This strategy, coupled with our fundamental analysis and sell discipline led to a more deep value oriented portfolio with concentrated positions in both sectors and individual holdings. This positioning of the portfolio proved to be wrong in the devastating markets endured since that time. As we reported in our shareholder's letter accompanying the semi-annual report, late in 2002 we took steps to more broadly diversify the portfolio amongst names and sectors. Results of our fundamental securities analysis and research led us to allocate resources toward a core value orientation.

Our research has led us to a concentration in the financials, healthcare, information technology and consumer staples sectors. Throughout the fiscal year the fund has maintained financials as its largest sector allocation. This sector allocation includes primarily holdings in banks and to a lesser degree property and casualty insurers. We remain constructive on the banks as we think they can continue to generate consistent earnings growth. In addition, many banks are generating excess cash flow and have the ability to raise dividends and continue to buy back shares.

The top five individual holdings in the UC Investment Fund portfolio as of May 31, 2003, in terms of net assets were: 1. KING PHARMACEUTICALS (4.1%), 2. CITIGROUP (3.2%), 3. JP MORGAN/CHASE (3.2%), 4. GENERAL ELECTRIC (3.0%), 5. PFIZER (3.0%).

CLOSING
-------

Your portfolio managers have endured difficult markets in the past - 1987, 1994, and 1998 come to mind, but none were as long-lasting or as destructive to financial wealth as the one just completed. If there was a common theme for each period it was the pervasive pessimism that seemingly paralyzed investors during these downturns. We worried mightily over the market's high valuation then and now; we fretted over a weak economic recovery then and now; we fretted over the dollar then and now. The gurus then saw a below-average period ahead, and they see the same now - because the prior period had been too good for the next one to be anything but bad. The times ahead are going to be good. ENJOY THEM.

We continue to be grateful for the trust and confidence you place in us.

Faithfully yours,

 /s/ Lois A. Clarke

LOIS A. CLARKE
President and Managing Director

LAC/gm


                          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                               IN THE UC INVESTMENT FUND VERSUS THE S&P 500 INDEX

[GRAPHIC OMITTED]

                 UC INVESTMENT FUND                                       S&P 500 INDEX
                 ------------------                                       -------------
      06/29/98                     $  10,000                   06/29/98                   $  10,000
      06/30/98          0.00%         10,000                   06/30/98        0.07%         10,007
      09/30/98        -10.90%          8,910                   09/30/98       -9.95%          9,011
      12/31/98         18.62%         10,569                   12/31/98       21.30%         10,930
      03/31/99         -2.76%         10,277                   03/31/99        4.98%         11,475
      06/30/99          8.41%         11,142                   06/30/99        7.05%         12,284
      09/30/99         -3.97%         10,700                   09/30/99       -6.25%         11,516
      12/31/99         19.22%         12,755                   12/31/99       14.88%         13,230
      03/31/00          1.66%         12,967                   03/31/00        2.30%         13,534
      06/30/00          2.88%         13,340                   06/30/00       -2.66%         13,174
      09/30/00         -3.55%         12,866                   09/30/00       -0.97%         13,047
      12/31/00         -7.48%         11,904                   12/31/00       -7.82%         12,026
      03/31/01         -7.19%         11,049                   03/31/01      -11.86%         10,600
      06/30/01          8.45%         11,982                   06/30/01        5.85%         11,220
      09/30/01        -13.48%         10,367                   09/30/01      -14.68%          9,573
      12/31/01          4.55%         10,838                   12/31/01       10.69%         10,596
      03/31/02         -1.38%         10,689                   03/31/02        0.27%         10,625
      06/30/02        -13.71%          9,223                   06/30/02      -13.40%          9,201
      09/30/02        -19.84%          7,393                   09/30/02      -17.28%          7,611
      12/31/02          0.43%          7,425                   12/31/02        8.44%          8,254
     3/31/2003         -6.42%          6,948                  3/31/2003       -3.15%          7,994
     5/31/2003         13.42%          7,881                  5/31/2003       13.94%          9,108


----------------------------------------
         UC INVESTMENT FUND

   AVERAGE ANNUAL TOTAL RETURNS (a)
   (FOR PERIODS ENDED MAY 31, 2003)

   1 YEAR                (21.22%)
   SINCE INCEPTION (b)    (4.73%)
----------------------------------------

Past performance is not predictive of future performance.


(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  Initial public offering of shares was June 29, 1998.

                            UC INVESTMENT FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2003


ASSETS
  Investment securities, at value (cost $30,653,361)               $ 31,074,135
  Dividends and interest receivable                                      41,343
  Receivable for investment securities sold                             514,386
  Receivable for capital shares sold                                      1,275
  Organization costs, net (Note 1)                                        1,409
  Other assets                                                            4,760
                                                                    -----------
     TOTAL ASSETS                                                    31,637,308
                                                                    -----------

LIABILITIES
  Payable for investment securities purchased                           418,222
  Payable for capital shares redeemed                                     3,600
  Payable to Adviser (Note 3)                                             7,260
  Payable to other affiliates (Note 3)                                    6,600
  Other accrued expenses and liabilities                                 16,864
  Covered call options, at value (Notes 1 and 4)
    (premiums received $43,873)                                          54,750
                                                                    -----------
     TOTAL LIABILITIES                                                  507,296
                                                                    -----------

NET ASSETS                                                         $ 31,130,012
                                                                    ===========

NET ASSETS CONSIST OF:
  Paid-in capital                                                  $ 44,799,867
  Undistributed net investment income                                    75,381
  Accumulated net realized losses from security transactions        (14,155,133)
  Net unrealized appreciation (depreciation) on:
     Investments                                                        420,774
     Written options                                                    (10,877)
                                                                    -----------
  NET ASSETS                                                       $ 31,130,012
                                                                    ===========

  Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                         4,283,100
                                                                    ===========

  Net asset value, offering price and redemption price
   per share (Note 1)                                               $      7.27
                                                                    ===========




                 See accompanying notes to financial statements.

                               UC INVESTMENT FUND
                             STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2003


INVESTMENT INCOME
  Dividends                                                        $    900,542
  Interest                                                                4,775
                                                                    -----------
     TOTAL INVESTMENT INCOME                                            905,317
                                                                    -----------

EXPENSES
  Investment advisory fees (Note 3)                                     318,251
  Administrative services fees (Note 3)                                  31,828
  Professional fees                                                      31,049
  Accounting services fees (Note 3)                                      30,383
  Trustees' fees and expenses                                            25,309
  Insurance expense                                                      20,419
  Registration fees                                                      18,926
  Transfer agent and shareholder services fees (Note 3)                  18,000
  Amortization of organization expenses (Note 1)                         16,910
  Postage and supplies                                                   15,836
  Distribution fees (Note 3)                                             14,683
  Custodian fees                                                          7,113
  Other expenses                                                          8,390
                                                                    -----------
     TOTAL EXPENSES                                                     557,097
  Fees waived by the Adviser (Note 3)                                   (79,725)
                                                                    -----------
     NET EXPENSES                                                       477,372
                                                                    -----------

  NET INVESTMENT INCOME                                                 427,945
                                                                    -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized losses from security transactions                    (13,851,021)
  Net change in unrealized appreciation/depreciation
   on investments                                                     4,460,062
  Net change in unrealized appreciation/depreciation
   on written option contracts                                          (10,877)
                                                                    -----------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                    (9,401,836)
                                                                    -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                         $ (8,973,891)
                                                                     ===========



                 See accompanying notes to financial statements.


                               UC INVESTMENT FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


-----------------------------------------------------------------------------------------
                                                             YEAR ENDED     YEAR ENDED
                                                            MAY 31, 2003   MAY 31, 2002
-----------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                    $    427,945    $     66,796
  Net realized losses from security transactions            (13,851,021)     (1,068,461)
  Net change in unrealized appreciation/depreciation on:
     Investments                                              4,460,062      (7,086,912)
     Written option contracts                                   (10,877)           --
                                                           ------------    ------------
Net decrease in net assets from operations                   (8,973,891)     (8,088,577)
                                                           ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                        (398,930)         (3,701)
                                                           ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                   1,106,806       5,050,287
  Net asset value of shares issued in reinvestment
   of distributions to shareholders                             381,833           3,532
  Payments for shares redeemed                               (2,576,395)     (1,992,843)
                                                           ------------    ------------
Net increase (decrease) in net assets from capital
 share transactions                                          (1,087,756)      3,060,976
                                                           ------------    ------------

TOTAL DECREASE IN NET ASSETS                                (10,460,577)     (5,031,302)

NET ASSETS
  Beginning of year                                          41,590,589      46,621,891
                                                           ------------    ------------
  End of year                                              $ 31,130,012    $ 41,590,589
                                                           ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME                        $     75,381    $     46,366
                                                           ============    ============

CAPITAL SHARE ACTIVITY
  Shares sold                                                   145,828         499,873
  Shares issued in reinvestment of
   distributions to shareholders                                 55,742             348
  Shares redeemed                                              (365,599)       (199,595)
                                                           ------------    ------------
  Net increase (decrease) in shares outstanding                (164,029)        300,626
  Shares outstanding, beginning of year                       4,447,129       4,146,503
                                                           ------------    ------------
  Shares outstanding, end of year                             4,283,100       4,447,129
                                                           ============    ============


                         See accompanying notes to financial statements.

                                                       UC INVESTMENT FUND
                                                      FINANCIAL HIGHLIGHTS


                                       SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                                                                                           PERIOD ENDED
                                                 YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED       MAY 31,
                                                MAY 31, 2003   MAY 31, 2002   MAY 31, 2001   MAY 31, 2000      1999(a)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          $   9.35       $   11.24     $   12.91       $   10.53      $   10.00
                                                --------       ---------     ---------       ---------      ---------

Income (loss) from investment operations:
  Net investment income                             0.10            0.01          0.00            0.00           0.05
  Net realized and unrealized gains (losses)
   on investments                                  (2.09)          (1.90)        (0.99)           2.41           0.54
                                                --------       ---------     ---------       ---------      ---------
Total from investment operations                   (1.99)          (1.89)        (0.99)           2.41           0.59
                                                --------       ---------     ---------       ---------      ---------

Less distributions:
  Dividends from net investment income             (0.09)          (0.00)        (0.00)          (0.02)         (0.03)
  Distributions from net realized gains             --              --           (0.68)          (0.01)         (0.03)
                                                --------       ---------     ---------       ---------      ---------
Total distributions                                (0.09)          (0.00)        (0.68)          (0.03)         (0.06)
                                                --------       ---------     ---------       ---------      ---------

Net asset value at end of period                $   7.27       $    9.35     $   11.24       $   12.91      $   10.53
                                                ========       =========     =========       =========      =========

TOTAL RETURN                                      -21.22%         -16.81%        -7.63%          22.94%       5.89%(c)
                                                ========       =========     =========       =========      =========

Net assets at end of period (000's)             $ 31,130     $    41,591     $  46,622       $  47,198      $  33,268
                                                ========       =========     =========       =========      =========


Ratio of net expenses to average net assets(b)      1.50%           1.50%         1.50%           1.50%       1.81%(d)

Ratio of net investment income to average
 net assets                                         1.35%           0.15%         0.01%           0.03%       0.64%(d)

Portfolio turnover rate                              152%             99%           85%             61%         67%(d)


(a) Represents the period from the initial public offering of shares (June 29, 1998) through May 31, 1999.

(b) Absent fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.75% , 1.57% and 1.50% for the periods ended May 31, 2003, May 31, 2002 and May 31, 2001, respectively (Note 3). For the year ended May 31, 2001, the fees waived by the Adviser were less than 0.01%.

(c)  Not annualized.

(d)  Annualized.



                 See accompanying notes to financial statements.

                               UC INVESTMENT FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2003

--------------------------------------------------------------------------------
   SHARES     COMMON STOCKS - 89.8%                                    VALUE
--------------------------------------------------------------------------------

              CONSUMER DISCRETIONARY - 6.1%
   40,000     AOL Time Warner, Inc. (a)                             $   608,800
   15,000     McDonald's Corp.                                          280,950
    3,500     Viacom, Inc. - Class B (a)                                159,320
   16,000     Wal-Mart Stores, Inc.                                     841,760
                                                                      ---------
                                                                      1,890,830
                                                                      ---------
              CONSUMER STAPLES - 13.0%
   10,000     Avon Products, Inc.                                       609,400
   25,000     Bunge Ltd.                                                722,500
   13,000     Coca-Cola Co.                                             592,410
    4,000     ConAgra Foods, Inc.                                        97,080
    8,000     Gillette Co.                                              268,880
   15,000     PepsiCo, Inc.                                             663,000
    7,000     Procter & Gamble Co.                                      642,740
   15,000     SYSCO Corp.                                               464,100
                                                                      ---------
                                                                      4,060,110
                                                                      ---------
              ENERGY - 4.0%
    2,100     Burlington Resources, Inc.                                111,909
   10,000     Exxon Mobil Corp.                                         364,000
   30,000     Marathon Oil Corp.                                        771,900
                                                                      ---------
                                                                      1,247,809
                                                                      ---------
              FINANCIALS - 21.1%
    4,500     Aon Corp.                                                 115,470
   11,300     Bank of America Corp.                                     838,460
   20,000     Bank One Corp. (b)                                        747,200
   24,600     Citigroup, Inc. (b)                                     1,009,092
    1,700     Freddie Mac                                               101,677
   30,000     HCC Insurance Holdings, Inc.                              859,500
   30,000     J.P. Morgan Chase & Co. (b)                               985,800
   35,000     Ohio Casualty Corp. (a)                                   441,000
   15,000     Union Planters Corp.                                      481,950
   10,000     Wachovia Corp.                                            401,800
    2,500     Washington Mutual, Inc.                                   101,950
   10,000     Wells Fargo & Co.                                         483,000
                                                                      ---------
                                                                      6,566,899
                                                                      ---------
              INDUSTRIALS - 5.9%
    5,000     CSX Corp.                                                 163,750
    2,600     First Data Corp.                                          107,692
   33,000     General Electric Co.                                      947,100
    5,000     Norfolk Southern Corp.                                    109,600
   20,000     R.R. Donnelley & Sons Co.                                 499,000
                                                                      ---------
                                                                      1,827,142
                                                                      ---------

                See accompanying notes to financial statements.

                               UC INVESTMENT FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  MAY 31, 2003


--------------------------------------------------------------------------------
   SHARES     COMMON STOCKS - 89.8% (Continued)                         VALUE
--------------------------------------------------------------------------------

              INFORMATION TECHNOLOGY - 13.8%
   50,000     Cray, Inc. (a)                                        $   400,500
   20,000     Dell Computer Corp. (a)                                   625,800
    2,500     eBay, Inc. (a)                                            254,275
   25,000     Intel Corp. (b)                                           521,000
    9,000     International Business Machines Corp.                     792,360
   37,000     Microsoft Corp.                                           910,570
   60,000     Oracle Corp. (a) (b)                                      780,600
                                                                      ---------
                                                                      4,285,105
                                                                      ---------
              HEALTHCARE - 16.3%
    1,900     Aetna, Inc.                                               109,098
    7,000     Amgen, Inc. (a)                                           452,970
   10,000     Bristol-Myers Squibb Co.                                  256,000
    1,500     Eli Lilly & Co.                                            89,655
   12,000     Johnson & Johnson                                         652,200
   90,000     King Pharmaceuticals, Inc. (a)                          1,287,900
   12,000     Merck & Co., Inc.                                         666,960
   30,000     Pfizer, Inc.                                              930,600
   50,000     Pozen, Inc. (a)                                           314,500
    1,900     St. Jude Medical, Inc. (a)                                106,590
    2,350     Teva Pharmaceutical Industries Ltd.                       119,119
    2,300     Wyeth                                                     100,855
                                                                      ---------
                                                                      5,086,447
                                                                      ---------
              MATERIALS - 0.8%
    5,000     Nucor Corp.                                               238,200
                                                                      ---------

              TELECOMMUNICATION SERVICES - 6.0%
   45,000     Cisco Systems, Inc. (a) (b)                               732,600
  250,000     Lucent Technologies, Inc. (a)                             552,500
   15,000     Nextel Communications, Inc. - Class A (a)                 224,850
    6,500     SBC Communications, Inc.                                  165,490
    5,000     Verizon Communications, Inc.                              189,250
                                                                      ---------
                                                                      1,864,690
                                                                      ---------
              UTILITIES - 2.8%
    1,700     Dominion Resources, Inc.                                  107,100
   20,000     Duke Energy Corp.                                         387,600
   30,000     TECO Energy, Inc.                                         387,900
                                                                      ---------
                                                                        882,600
                                                                      ---------

              TOTAL COMMON STOCKS (Cost $27,669,560)                $27,949,832
                                                                     ----------



                See accompanying notes to financial statements.

                               UC INVESTMENT FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  MAY 31, 2003


--------------------------------------------------------------------------------
    SHARES    EXCHANGE-TRADED FUNDS - 5.5%                              VALUE
--------------------------------------------------------------------------------

    5,000     Diamonds Trust, Series I                              $   443,850
   30,000     Nasdaq-100 Index Tracking Stock                           891,900
    4,000     Standard & Poor's Depository Receipts                     387,800
                                                                      ---------

              TOTAL EXCHANGE-TRADED FUNDS (Cost $1,583,064)         $ 1,723,550
                                                                      ---------

--------------------------------------------------------------------------------
  PAR VALUE   U.S. TREASURY AND AGENCY OBLIGATIONS - 1.6%               VALUE
--------------------------------------------------------------------------------

              FEDERAL HOME LOAN BANK
$ 500,000     discount note, due 06/04/2003 (Cost $499,950)         $   499,966
                                                                      ---------

--------------------------------------------------------------------------------
  SHARES      SHORT TERM MONEY MARKET SECURITIES - 2.9%                 VALUE
--------------------------------------------------------------------------------

  900,787     Fifth Third U.S. Treasury Money Market Fund
               - Class I (Cost $900,787)                            $   900,787
                                                                      ---------

              TOTAL INVESTMENTS AT VALUE - 99.8%
               (Cost $30,653,361)                                   $31,074,135

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%               55,877
                                                                      ---------

              NET ASSETS - 100.0%                                   $31,130,012
                                                                     ==========

(a) Non-income producing security.

(b) Security covers a call option.


                           See accompanying notes to financial statements.

                               UC INVESTMENT FUND
                        SCHEDULE OF OPEN OPTION CONTRACTS
                                  MAY 31, 2003


--------------------------------------------------------------------------------
  OPTION                                                  VALUE OF    PREMIUMS
 CONTRACTS    COVERED CALL OPTIONS                        OPTIONS     RECEIVED
--------------------------------------------------------------------------------
    100       Bank One Corp.,
               11/22/2003 at $40                         $ 10,000     $ 11,249
     50       Cisco Systems, Inc.,
               10/18/2003 at $17.50                         5,000        4,875
     50       Citigroup, Inc.,
               12/20/2003 at $45                            7,000        6,625
     50       Intel Corp.,
               10/18/2003 at $22.50                         6,250        4,375
    100       J.P. Morgan Chase & Co.,
               12/20/2003 at $35                           18,500       10,749
    200       Oracle Corp.,
               9/20/2003 at $15                             8,000        6,000
                                                         --------     --------
                                                         $ 54,750     $ 43,873
                                                         ========     ========



                 See accompanying notes to financial statements.

                               UC INVESTMENT FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 2003



1.   SIGNIFICANT ACCOUNTING POLICIES

     The UC Investment Fund (the "Fund") is a no-load, diversified series of the UC Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on February 27, 1998. The Fund was capitalized on May 21, 1998 when United Management Company, LLC (the "Adviser") purchased the initial 10,000 shares of the Fund at $10.00 per share. The initial public offering of shares of the Fund commenced on June 29, 1998. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

     The Fund seeks long-term total return, from a combination of capital growth and growth of income, by investing primarily in common stocks.

     The following is a summary of the Fund's significant accounting policies:

     SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued at the last quoted sale price, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

     SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of the Fund is equal to the net asset value per share.

     INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

                               UC INVESTMENT FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                  MAY 31, 2003



1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

     DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales.

     The tax character of distributions paid during the years ended May 31, 2003 and 2002 was ordinary income.

     SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

     OPTIONS TRANSACTIONS -- The Fund may write covered call options for which premiums are received and are recorded as liabilities, and are subsequently valued daily at the closing prices on their primary exchanges. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. If a closing purchase transaction is used to terminate the Fund's obligation on a call, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call written.

     ORGANIZATION COSTS -- Costs incurred by the Fund in connection with its organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with the commencement of operations. In the event any of the initial shares of the Fund are redeemed during the five year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares redeemed bears to the number of initial shares outstanding at the time of the redemption.

     ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                               UC INVESTMENT FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                  MAY 31, 2003



1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

     FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The following information is computed on a tax basis for each item as of May 31, 2003:

     ---------------------------------------------------------------------------
     Cost of portfolio investments (including
      written options)                                            $ 30,645,764
                                                                  ============
     Gross unrealized appreciation                                $  2,499,779
     Gross unrealized depreciation                                  (2,126,158)
                                                                  ------------
     Net unrealized appreciation                                  $    373,621
                                                                  ------------
     Undistributed ordinary income                                      75,381
     Capital loss carryforwards                                     (4,437,458)
     Post-October capital losses                                    (9,681,399)
                                                                  ------------
     Total distributable earnings                                 $(13,669,855)
                                                                  ============
     ---------------------------------------------------------------------------

     The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America.

     As of May 31, 2003, the Fund had capital loss carryforwards for federal income tax purposes of $4,437,458, all of which expire on May 31, 2011. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distribution to shareholders.

                               UC INVESTMENT FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                  MAY 31, 2003



1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

     FEDERAL INCOME TAXES (continued) -- In addition, the Fund had net realized capital losses of $9,681,399 during the period November 1, 2002 through May 31, 2003, which are treated for federal income tax purposes as arising during the Fund's tax year ending May 31, 2004. These "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2.   INVESTMENT TRANSACTIONS

     Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $44,562,763 and $45,243,669, respectively, for the year ended May 31, 2003.

3.   TRANSACTIONS WITH AFFILIATES

     Certain Trustees and officers of the Trust are also officers of the Adviser. Certain other officers of the Trust are also officers of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust, or of Ultimus Fund Distributors, LLC (the "Distributor"), the principal underwriter for the Fund and exclusive agent for the distribution of shares of the Fund.

     ADVISORY AGREEMENT
     The Fund's investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Under the Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets. In order to limit the operating expenses of the Fund to 1.50% of the Fund's average daily net assets, the Adviser voluntarily waived advisory fees of $79,725 during the year ended May 31, 2003.

     ADMINISTRATION AGREEMENT
     Under the terms of an Administration Agreement between the Trust and Ultimus, Ultimus supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For the performance of these administrative services, Ultimus receives a monthly fee at an annual rate of 0.10% of average daily net assets up to $200 million; 0.075% of such assets from $200 to $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum fee of $2,000 per month. Accordingly, during the year ended May 31, 2003, Ultimus was paid $31,828 for administrative services.

                               UC INVESTMENT FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                  MAY 31, 2003



3.   TRANSACTIONS WITH AFFILIATES (continued)

     TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
     Under the terms of a Transfer Agent and Shareholder Services Agreement between the Trust and Ultimus, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from the Fund a monthly fee at an annual rate of $17 per account, subject to a minimum fee of $1,500 per month. Accordingly, during the year ended May 31, 2003, Ultimus was paid $18,000 for transfer agent services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

     FUND ACCOUNTING AGREEMENT
     Under the terms of a Fund Accounting Agreement between the Trust and Ultimus, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives from the Fund a monthly fee of $2,500, plus an asset based fee equal to 0.01% of average daily net assets from $25 to $500 million and 0.005% of such assets in excess of $500 million. Accordingly, during the year ended May 31, 2003, Ultimus was paid $30,383 for accounting services. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

     DISTRIBUTION PLAN
     The Trust has adopted a Plan of Distribution (the Plan) under which the Fund may incur expenses related to the distribution and promotion of Fund shares. The annual limitation for payment of such expenses under the Plan is 0.25% of the Fund's average daily net assets. During the year ended May 31, 2003, the Fund incurred $14,683 of distribution-related expenses under the Plan.

4.   COVERED CALL OPTIONS

     A summary of covered call option contracts written during the year ended May 31, 2003 is as follows:

     ---------------------------------------------------------------------------
                                                      Option         Option
                                                     Contracts       Premiums
                                                    ----------      ----------
     Options outstanding at beginning of year             -         $      -
     Options written                                    550           43,873
                                                    ----------      ----------
     Options outstanding at end of year                 550         $ 43,873
                                                    ==========      ==========
     ---------------------------------------------------------------------------

                         REPORT OF INDEPENDENT AUDITORS


To the Board of Trustees and Shareholders of UC Investment Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of UC Investment Fund (the "Fund") at May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
July 2, 2003

BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)

Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:


                                                                     Position Held
Trustee                       Address                         Age    with the Trust   Length of Time Served
-------                       -------                         ---    --------------   ---------------------
Lois A. Clarke*               1005 Glenway Avenue              58    President and    Since March 1998
                              Bristol, VA                            Trustee

James W. McGlothlin*          1005 Glenway Avenue              63    Trustee          Since June 1998
                              Bristol, VA

Robert J. Bartel              831 Pinegrove Court              71    Trustee          Since June 1998
                              Wheaton, IL

Aldo A. Modena                4 Windsor Circle Drive           74    Trustee          Since June 1998
                              Bluefield, VA

Robert H. Spilman             P.O. Box 880                     75    Trustee          Since June 1998
                              Bassett, VA

Timothy J. Sullivan           Office of the President          59    Trustee          Since June 1998
                              College of William & Mary
                              Williamburg, VA

Charles W. Sydnor, Jr., Ph.D. 23 Sesame Street                 59    Trustee          Since June 1998
                              Richmond, VA

Steven G. Layfield            1005 Glenway Avenue              41    Vice President   Since April 2002
                              Bristol, VA

Ronald E. Oliver              1005 Glenway Avenue              56    Vice President   Since April 2002
                              Bristol, VA

Robert G. Dorsey              135 Merchant Street              46    Vice President   Since September 2001
                              Cincinnati, OH

Mark J. Seger                 135 Merchant Street              41    Treasurer        Since September 2001
                              Cincinnati, OH

John F. Splain                135 Merchant Street              46    Secretary        Since September 2001
                              Cincinnati, OH

*Ms. Clarke and Mr. McGlothlin are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Each Trustee oversees one portfolio of the Trust. The principal occupations of the Trustees and executive officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

Lois A. Clarke is President and Managing Director of the Adviser and Executive Vice President and Treasurer of The United Company. She serves as Chairman of Star Coal Company, Inc., United Affiliates Corporation and UCC Stadium Box Corporation, and as Treasurer of United Energy Corporation, United Golf, Inc., Sendero Gas Pipeline, Inc., and The United Company Charitable Foundation. She also serves on the Board of Advisors for Amsouth Bank.

James W. McGlothlin is Chairman of the Adviser and is Chairman and Chief Executive Officer of The United Company, a Virginia-based conglomerate active in the oil and gas, financial services and golf industries, and the parent of the Adviser. He also serves on the Board of Directors of The United Company's subsidiaries and other related companies.

Robert J. Bartel was formerly a Senior Financial Advisor to the Adviser. Professor Bartel is the director of the International Business Institute (an overseas academic program in global business and management during the summer semester) and a Senior Advisor of the First Trust Portfolios in Lisle, Illinois. He formerly served as the Chairman of Charter Federal Savings Bank in Bristol, Virginia until it merged with First American Bank.

Aldo A. Modena is a Director of First Community Bancshares, Inc. (a bank holding company) and First Community Bank in Bluefield, Virginia. Mr. Modena is a member of the Virginia State Bar. He previously served as the Executive Vice President of First Community Bancshares, Inc. and the president and Chief Executive Officer of The Flat Top National Bank of Bluefield, Virginia.

Robert H. Spilman is the retired Chairman and Chief Executive Officer of Basset Furniture, Inc. He is a Director of Dominion Resources (an energy company).

Timothy J. Sullivan is the President of The College of William & Mary. He is also a member of the Virginia State Bar and the Ohio State Bar and a Fellow of the Virginia Bar Foundation and the American Bar Foundation.

Charles W. Sydnor, Jr., Ph.D., is President and Chief Executive Officer of Commonwealth Public Broadcasting Corporation (a non-commercial broadcasting company operating five public television stations and one public radio station serving the central, piedmont and northern Virginia regions, which is the largest public broadcasting corporation in Virginia). Dr. Sydnor is also a Board member of the Center for Individual Freedom in Alexandria, Virginia, and serves as a Trustee of the Virginia Historical Society and the George C. Marshall Foundation. He was appointed to the Board of the Library of Virginia by Governor Mark R. Warner, and formerly was President of Emory and Henry College.

Steven G. Layfield is a Vice President and Assistant Secretary of the Adviser.

Ronald E. Oliver is an Executive Vice President and Assistant Treasurer of the Adviser.

Robert G. Dorsey is a Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was President of Countrywide Fund Services, Inc. (a mutual fund services company).

Mark J. Seger is a Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was First Vice President of Countrywide Fund Services, Inc.

John F. Splain is a Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was First Vice President and Secretary of Countrywide Fund Services, Inc. and affiliated companies.

Certain affiliates of the Adviser as a group are significant shareholders of record as of May 31, 2003 owning 33.9% of the outstanding shares.

Additional information about members of the Board of Trustees and Officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-877-823-8637.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-877-823-8637, or on the Securities and Exchange Commission's website at http://sec.gov.

PART C.  OTHER INFORMATION
         -----------------

Item 23. Exhibits
         --------

          (a)  Agreement  and  Declaration  of  Trust--Incorporated   herein  by
               reference to Registrant's initial Registration Statement filed on March 16, 1998

          (b) Bylaws--Incorporated herein by reference to Registrant's initial Registration Statement filed on March 16, 1998

          (c) Incorporated by reference to Agreement and Declaration of Trust and Bylaws

          (d)  Advisory    Agreement    with    United    Management    Company,
               LLC--Incorporated    herein   by   reference   to    Registrant's
               Post-Effective Amendment No. 1 filed on August 2, 1999

          (e)  Distribution    Agreement   with   Ultimus   Fund   Distributors,
               LLC--Incorporated    herein   by   reference   to    Registrant's
               Post-Effective Amendment No. 4 filed on October 1, 2001

          (f)  Inapplicable

          (g) Custody Agreement with the Fifth Third Bank--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on August 1, 1999

          (h)  (i)   Administration   Agreement  with  Ultimus  Fund  Solutions,
                     LLC--Incorporated    herein   by  reference to Registrant's
                     Post-Effective  Amendment  No. 4 filed on  October 1, 2001

               (ii)  Fund  Accounting Agreement  with  Ultimus  Fund  Solutions,
                     LLC--Incorporated  herein  by  reference  to   Registrant's
                     Post-Effective Amendment No. 4 filed on October 1, 2001

               (iii) Transfer  Agent and  Shareholder  Services  Agreement  with
                     Ultimus Fund Solutions, LLC--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 filed on October 1, 2001

          (i)  Opinion   and   Consent  of  Counsel   relating  to  Issuance  of
               Shares--Incorporated   herein  by   reference   to   Registrant's
               Pre-Effective Amendment No. 1 filed on May 26, 1998

          (j)  Consent of Independent Public Accountants--Filed herewith

          (k)  Inapplicable

          (l) Agreement Relating to Initial Capital--Incorporated herein by reference to Registrant's initial Registration Statement filed on March 16, 1998

          (m) Plan of Distribution Pursuant to Rule 12b-1--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on August 2, 1999

          (n)  Inapplicable

          (o)  Inapplicable

          (p) (i) Code of Ethics of Registrant and United Management Company, LLC--Incorporated herein by reference to Registrant's
                   Post-Effective  Amendment  No. 3 filed on  September 29, 2000

               (ii)Code   of    Ethics    of    Ultimus    Fund    Distributors,
                   LLC--Incorporated   herein  by  reference   to   Registrants'
                   Post-Effective Amendment No. 5 filed on October 1, 2002


Item 24. Persons Controlled by or Under Common Control with Registrant.
         --------------------------------------------------------------
          No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification
         ---------------
          Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

          "Section 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") to the fullest extent now or hereafter permitted by law against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, employee, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

          Section 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

          Section 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, employee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, employee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers, and United Management Company, LLC (the "Adviser"). Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

          The Advisory Agreement with the Adviser provides that the Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Agreement, or in accordance with (or in the absence of) specific directions or instructions from Registrant, provided, however, that such acts or omissions shall not have resulted from Adviser's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the Adviser in its actions under the Agreement or breach of its duty or of its obligations thereunder.

          The Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor") provides that the Distributor, its directors, officers, employees, partners, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of Distributor's duties or from the reckless disregard by any of such persons of Distributor's obligations and duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

Item 26. Business and Other Connections of the Investment Adviser
         --------------------------------------------------------
          The Adviser is registered as an investment adviser and provides investment advisory services to the Registrant as well as individuals, trusts and corporate and institutional clients. The Adviser is a Delaware limited liability company that has been providing investment advisory services to clients since 1986.

          The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

          James W. McGlothlin--Chairman of the Adviser
               o Director, Chairman, President, Chief Executive Officer and Treasurer of The United Company
               o Director, Chairman, President, Chief Executive Officer and Treasurer of SGC Construction Co.
               o    Director of United Energy, LLC
               o    Director of Star Coal Company, Inc.
               o    Director of Colonnade Associates, Inc.
               o    Director of United Golf, Inc.
               o    Director of Sendero Gas Pipeline, Inc.
               o    Director of Star Oil & Gas, Ltd.
               o Director of United Affiliates Corp. and UCC Stadium Box Corporation
               o    Director,  President,  Secretary and Treasurer of Mighty Mac
                    Corp.
               o Director and President of The United Company Charitable Foundation
               o    Director and President of Thimble Coal Corporation
               o    Director and President of Triple A Coal
               o    Managing Director of UOM GP, LLC

          Lois A. Clarke - President and Managing Director of the Adviser
               o    Treasurer of United Energy Corporation
               o Director, Chairman, President and Treasurer of Star Coal Company, Inc.
               o    Director and Treasurer of Colonnade Associates, Inc.
               o    Executive  Vice  President,   Chief  Financial  Officer  and
                    Assistant Treasurer of The United Company
               o    Assistant Treasurer of SGC Construction Co.
               o    Treasurer of United Golf, Inc.
               o    Treasurer of Sendero Gas Pipeline, Inc.
               o    Director and Treasurer of Star Oil & Gas, Ltd.
               o    Director,   Chairman,  President  and  Treasurer  of  United
                    Affiliates Corp. and UCC Stadium Box Corporation
               o Director and Treasurer of The United Company Charitable Foundation
               o    Treasurer of UOM GP, LLC

          Ronald E. Oliver - Executive Vice President and Assistant Treasurer of the Adviser

          Nicholas D. Street - Director, Secretary and Treasurer of the Adviser
               o    Director, Vice President and Secretary of The United Company
               o    Director,  Vice President and Secretary of SGC  Construction
                    Co.
               o    Director of United Energy, LLC
               o    Director of Star Coal Company, Inc.
               o    Director of Colonnade Associates, Inc.
               o    Director of Sendero Gas Pipeline, Inc.
               o Director of United Affiliates Corp. and UCC Stadium Box Corporation
               o Director, Vice President, Secretary and Treasurer of Thimble Coal Corporation
               o Director, Vice President, Secretary and Treasurer of Triple A Coal
               o    Director of UOM GP, LLC
               o Director, Vice President, Secretary and Treasurer of USC Holdings, Inc.

          Steven G. Layfield - Vice President and Assistant Secretary of the Adviser

          The business address of each director and officer of the Adviser is 1005 Glenway Avenue, Bristol, Virginia 24203.

Item 27. Principal Underwriters
         ----------------------


          (a) Ultimus Fund Distributors, LLC (the "Distributor") also acts as the principal underwriter for Hussman Investment Trust, Williamsburg Investment Trust, The Shepherd Street Funds, Inc., Profit Funds Investment Trust, The Arbitrage Funds, The GKM Funds and Oak Value Trust, other open-end investment companies.


                                       Position with             Position with
          (b)  Name                    Distributor               Registrant
               ---------               -----------               ----------

               Robert  G.   Dorsey     President/Managing        Vice President
                                       Director

               John F. Splain          Secretary/Managing        Secretary
                                       Director

               Mark J. Seger           Treasurer/Managing        Treasurer
                                       Director

               Theresa M. Bridge       Vice President            Asst. Treasurer

               Wade R. Bridge          Vice President            Vice President

               Steven F. Nienhaus      Vice President            None

The address of all of the above-named persons is 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246.

               (c) Inapplicable

Item 28. Location of Accounts and Records
         --------------------------------

          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be maintained by the Registrant its offices located at 1005 Glenway Avenue, Bristol, Virginia 24203, or at the offices of the Registrant's transfer agent located at 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, or at the offices of the Registrant's custodian located at 38 Fountain Square Plaza, Cincinnati, Ohio 45202.


Item 29. Management Services Not Discussed in Parts A or B
         -------------------------------------------------
         Inapplicable

Item 30. Undertakings
         ----------------
         Inapplicable

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Bristol and Commonwealth of Virginia on the 29th day of September, 2003.

                                               UC INVESTMENT TRUST

                                               By:  /s/  Lois A. Clarke
                                                   --------------------------
                                                    Lois A. Clarke
                                                    President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         Signature                                   Title                              Date
----------------------------------------------       ---------------------              ------------------
/s/  Lois A. Clarke                                  President and Trustee              September 29, 2003
----------------------------------------------
Lois A. Clarke

/s/  Mark J. Seger                                   Treasurer                          September 29, 2003
----------------------------------------------
Mark J. Seger

/s/  James W. McGlothlin                             Trustee                            September 29, 2003
----------------------------------------------
James W. McGlothlin

----------------------------------------------       Trustee
Robert J. Bartel*

-----------------------------------------------      Trustee                /s/  Lois A. Clarke
Aldo A. Modeno*                                                             ------------------------------
                                                                               Lois A. Clarke
----------------------------------------------       Trustee                   Attorney-in-fact*
Robert H. Spilman*                                                             September 29, 2003

----------------------------------------------       Trustee
Timothy Sullivan*

----------------------------------------------       Trustee
Charles W. Sydnor*